UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name	and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY

10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 11/30/2017

Item 1 – Report to Stockholders

NOVEMBER 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock California Municipal Series Trust

➢	BlackRock California Municipal Opportunities Fund

BlackRock Multi-State Municipal Series Trust

➢	BlackRock New Jersey Municipal Bond Fund
➢	BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Series Trust

➢	BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended November 30, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018, even without the potential benefits of major legislative changes.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.89%	22.87%
U.S. small cap equities (Russell 2000® Index)	13.43	18.34
International equities (MSCI Europe, Australasia, Far East Index)	7.94	27.27
Emerging market equities (MSCI Emerging Markets Index)	13.03	32.82
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.52	0.79
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(1.00)	1.43
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	0.68	3.21
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.45	5.00
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.29	9.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of November 30, 2017	BlackRock California Municipal Opportunities Fund

Investment Objective

BlackRock California Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from U.S. Federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund outperformed both its primary benchmark, the S&P® Municipal Bond Index, and its secondary benchmark, the S&P® California Municipal Bond Index. The following discussion of relative performance pertains to the S&P® California Municipal Bond Index.

What factors influenced performance?

•	Although the national municipal bond market experienced some volatility late in the period because of shifting expectations regarding the proposed changes in tax policy, performance was generally positive. California municipal bonds outpaced the national index due in part to the low degree of new-issue supply in the state.

•	The Fund’s performance was aided by its positions in longer-term securities, which outperformed short-term issues during the period. Overweight allocations to the transportation and utilities sectors also helped the Fund’s results. The Fund was further boosted by its use of leverage, which increased income and amplified the effect of rising bond prices.

•	The Fund actively managed its interest-rate exposure using U.S. Treasury futures. This aspect of its strategy had a positive effect on performance at a time of rising yields in the Treasury market.

•	The Fund’s cash position, while small, was nonetheless a minor detractor. The Fund’s allocation to short-term bonds also detracted given the underperformance of this segment relative to the Index.

Describe recent portfolio activity.

•	The Fund aims to deliver a balance of competitive total return and tax-free income using a tactical strategy designed to take advantage of credit, yield curve and interest rate trends.

•	During the past six months, the investment adviser sought to maintain sufficient liquidity to service redemptions and provide the ability to purchase new securities as yields rose and valuations improved. The Fund stayed close to fully invested as the investment adviser considers income accrual to be a critical component of total return. The Fund increased leverage from 5% of assets to 7%.

Describe portfolio positioning at period end.

•	At the end of November, the average coupon rate of the Fund’s municipal bond holdings stood at 5.2%. The Fund closed the period with an underweight duration posture (an interest-rate sensitivity lower than that of the benchmark) to help manage the risk of rising rates.

•	The Fund maintained a bias in favor of higher-quality California issues, as reflected in its average credit quality of AA- at the end of November. The Fund held a 5.7% allocation to non-investment grade credits at the close of the period, the majority of which was invested in the tobacco sector. The portfolio also had a 3% position in cash and a 3.5% weighting in taxable municipal bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017	BlackRock California Municipal Opportunities Fund

Performance Summary for the Period Ended November 30, 2017

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.19%	2.16%	1.83%	7.62%	N/A	2.89%	N/A	5.21%	N/A
Investor A	1.85	1.85	1.78	7.35	2.79%	2.66	1.77%	4.97	4.51%
Investor A1	2.00	1.98	1.85	7.51	N/A	2.80	N/A	5.12	N/A
Investor C	1.18	1.16	1.32	6.55	5.55	1.89	1.89	4.18	4.18
Investor C1	1.60	1.60	1.52	6.98	N/A	2.29	N/A	4.59	N/A
S&P® Municipal Bond Index(c)	—	—	0.45	5.00	N/A	2.60	N/A	4.33	N/A
S&P® California Municipal Bond Index(d)	—	—	0.70	5.90	N/A	3.17	N/A	4.74	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund will invest at least 80% of its assets in California municipal bonds. The Fund’s total returns prior to January 26, 2015 are the returns of the Fund when it followed different investment strategies under the name BlackRock California Municipal Bond Fund.
(c)	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.
(d)	The S&P® California Municipal Bond Index includes all California bonds in the S&P® Municipal Bond Index.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Fund Summary as of November 30, 2017	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from U.S. Federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, but underperformed its secondary benchmark, the Custom New Jersey Index. The following discussion of relative performance pertains to the Custom New Jersey Index.

What factors influenced performance?

•	Although the national municipal bond market experienced some volatility late in the period because of shifting expectations regarding the proposed changes in tax policy, performance was generally positive due to a favorable balance of supply and demand in the market. New Jersey municipal bonds outperformed the national index.

•	The Fund’s holdings in short-term, pre-refunded bonds, while finishing in positive territory, lagged somewhat due to the premium amortization that occurred as the bonds approached their call and maturity dates. (When a bond’s price trades at a premium over its face value, the difference is amortized over time. A premium occurs when the price of the bond has increased due to a decline in interest rates.)

•	The Fund’s position in short-maturity bonds, though limited, detracted from relative performance.

•	Reinvestment was a further drag on results, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•	The Fund’s positions in New Jersey tax-backed securities made a substantial contribution to performance. The category performed very well due to the markets’ favorable perception of legislation that redirected roughly $1 billion annually in lottery proceeds to the state’s pension funds.

•	Positions in revenue-backed sectors such as transportation, education and health care also contributed to performance.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

Describe recent portfolio activity.

•	The investment adviser focused on maintaining a high level of income by concentrating purchases at the long end of the yield curve in revenue sectors that were believed to provide adequate compensation for the associated risks.

Describe portfolio positioning at period end.

•	The Fund was positioned with a barbell strategy, which entailed an overweight position in short-term pre-refunded securities and long-term bonds, together with an underweight position in intermediate-term issues. The Fund had a lower duration than the Custom New Jersey Index. The portfolio was overweight in revenue-backed sectors such as health care, transportation and higher education, and it was underweight in tax-backed sectors due to the state’s weak fundamental trends.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017	BlackRock New Jersey Municipal Bond Fund

Performance Summary for the Period Ended November 30, 2017

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.35%	2.17%	2.45%	7.22%	N/A	2.77%	N/A	4.73%	N/A
Service	2.10	1.89	2.32	6.95	N/A	2.62	N/A	4.57	N/A
Investor A	2.01	1.90	2.32	6.95	2.41%	2.62	1.73%	4.57	4.12%
Investor A1	2.16	2.05	2.30	7.11	N/A	2.76	N/A	4.71	N/A
Investor C	1.35	1.23	1.93	6.16	5.16	1.84	1.84	3.78	3.78
Investor C1	1.75	1.64	2.14	6.58	N/A	2.24	N/A	4.19	N/A
S&P® Municipal Bond Index(c)	—	—	0.45	5.00	N/A	2.60	N/A	4.33	N/A
Custom New Jersey Index(d)	—	—	2.98	8.97	N/A	3.66	N/A	5.00	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.
(c)	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.
(d)	The Custom New Jersey Index is a customized benchmark that reflects the returns of the S&P® New Jersey Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those New Jersey bonds in the S&P® New Jersey Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	7

Fund Summary as of November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from U.S. Federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, with the exception of Investor C Shares, which performed in line with the primary benchmark. For the same period, the Fund underperformed its secondary benchmark, the Custom Pennsylvania Index. The following discussion of relative performance pertains to the Custom Pennsylvania Index.

What factors influenced performance?

•	Pennsylvania continued to experience persistent structural budget gaps, which reflected lawmakers’ unwillingness to increase recurring revenues or significantly reduce expenses. In addition, the state’s economy continues to grow more slowly than both the region and the nation. If the structural imbalance widens and lawmakers continue to use one-time measures rather than bringing the budget back into balance, Pennsylvania could face ratings pressure. Despite the unfavorable fundamental story, the state outpaced the national market due in part to the combination of low new-issue supply and strong investor demand.

•	The Fund’s holdings in short-term, pre-refunded bonds, while finishing in positive territory, lagged somewhat due to the premium amortization that occurred as the bonds approached their call and maturity dates. (When a bond’s price trades at a premium over its face value, the difference is amortized over time. A premium occurs when the price of the bond has increased due to a decline in interest rates.)

•	The Fund’s position in short-maturity bonds, though limited, also detracted from relative performance.

•	Reinvestment was a further drag on results, as the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•	At the sector level, positions in health care issues made the largest contributions to performance.

•	The Fund’s investments in lower-rated bonds, which outperformed the broader market, also added value.

•	The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose, as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

Describe recent portfolio activity.

•	Much of the Fund’s activity involved the replacement of bonds that matured or were scheduled to mature in the near term. In addition, the investment adviser focused on maintaining a high level of income by concentrating its purchases at the long end of the yield curve in revenue sectors that were believed to provide adequate compensation for the associated risks.

Describe portfolio positioning at period end.

•	The Fund was positioned with a barbell strategy, which entailed an overweight position in short-term pre-refunded securities and long-term bonds, together with an underweight position in intermediate-term issues. At period end, the Fund had a lower duration than the Custom Pennsylvania Index. The portfolio was overweight in revenue-backed sectors such as health care, housing and higher education, and it was underweight in tax-backed sectors due to the state’s weak fundamental trends.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund

Performance Summary for the Period Ended November 30, 2017

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.18%	1.99%	0.99%	5.60%	N/A	2.54%	N/A	4.56%	N/A
Service	1.93	1.78	0.96	5.33	N/A	2.38	N/A	4.37	N/A
Investor A	1.85	1.75	0.96	5.43	0.95%	2.36	1.47%	4.36	3.90%
Investor A1	1.99	1.90	1.03	5.49	N/A	2.52	N/A	4.52	N/A
Investor C	1.18	1.10	0.49	4.55	3.55	1.55	1.55	3.54	3.54
Investor C1	1.58	1.49	0.69	4.97	N/A	1.97	N/A	3.97	N/A
S&P® Municipal Bond Index(c)	—	—	0.45	5.00	N/A	2.60	N/A	4.33	N/A
Custom Pennsylvania Index(d)	—	—	1.34	7.32	N/A	3.76	N/A	4.87	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a description of share classes, including any related sales charges and fees.
(b)	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.
(c)	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.
(d)	The Custom Pennsylvania Index is a customized benchmark that reflects the returns of the S&P® Pennsylvania Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those Pennsylvania bonds in the S&P® Pennsylvania Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	9

Fund Summary as of November 30, 2017	BlackRock Strategic Municipal Opportunities Fund

Investment Objective

BlackRock Strategic Municipal Opportunities Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from U.S. Federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund outperformed its primary benchmark, the S&P® Municipal Bond Index, as well as its custom blended secondary benchmark, which is comprised of 65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index. The following discussion of relative performance pertains to the custom blended benchmark.

What factors influenced performance?

•	Although municipal bonds experienced some volatility late in the period because of shifting expectations regarding the proposed changes in tax policy, market performance was generally positive due to a favorable balance of supply and demand.

•	The Fund’s sector allocations made a strong contribution to performance, highlighted by positions in transportation and health care. Security selection in the utilities, tax-backed (state) and tobacco sectors was an additional plus. Positions in long-term bonds with maturities of 20 years and above were also meaningful contributors to performance, while the Fund’s duration positioning added further value. (Duration is a measure of interest-rate sensitivity.)

•	The Fund’s underweight position in non-rated bonds, which outperformed, was the largest detractor from performance. An underweight in Illinois was an additional detractor.

•	The Fund’s use of leverage through its position in tender option bonds provided both incremental return and income in an environment of relatively low short-term borrowing costs.

•	The Fund actively managed its interest-rate exposure using U.S. Treasury futures. This strategy contributed positively to returns, especially when yields were rising in September and October. (Bond prices fall as yields rise.)

Describe recent portfolio activity.

•	The Fund opened the period with a duration of 4.39 years and closed with a duration of 7.60, which was longer than the benchmark.

•	At the sector level, the investment adviser made the largest increases in the transportation and state tax-backed areas.

•	The Fund maintained a high-quality bias in its investment-grade portfolio, with the largest allocations to AA and A rated bonds. About 21% of the Fund’s assets were in high yield (below investment grade) bonds at close of the period, down from 24% at the end of May.

•	The Fund held an allocation of approximately 54% to bonds with maturities of 20 years and above as of November 30, 2017, versus 60% at the beginning of the period.

•	The Fund’s recent trades reflected the investment adviser’s goal of increasing liquidity and maintaining a low risk profile.

Describe portfolio positioning at period end.

•	Relative to the benchmark, the Fund was overweight in the transportation, health care and tobacco sectors, and it was underweight in the pre-refunded and tax-backed sectors. The Fund retained an average credit quality of single A. The investment adviser continued to look for opportunities to take advantage of attractively priced bonds in the primary market, as issuers are accelerating the timing of new debt issuance due to concerns surrounding tax reform.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017	BlackRock Strategic Municipal Opportunities Fund

Performance Summary for the Period Ended November 30, 2017

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.63%	2.58%	1.82%	8.04%	N/A	3.08%	N/A	4.93%	N/A
Investor A	2.32	2.27	1.80	7.82	3.24%	2.84	1.96%	4.70	4.24%
Investor A1	2.53	2.47	1.87	7.97	N/A	2.99	N/A	4.83	N/A
Investor C	1.65	1.60	1.41	6.99	5.99	2.07	2.07	3.89	3.89
S&P® Municipal Bond Index(c)	—	—	0.45	5.00	N/A	2.60	N/A	4.33	N/A
S&P® Municipal Bond Investment Grade Index(d)	—	—	0.50	5.04	N/A	2.47	N/A	4.27	N/A
S&P® Municipal Bond High Yield Index(d)	—	—	(0.11)	4.49	N/A	4.42	N/A	5.22	N/A
Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index(d)	—	—	5.25	9.66	N/A	5.09	N/A	6.74	N/A
65% S&P® Municipal Bond Investment Grade Index, 30% S&P® Municipal Bond High Yield Index and 5% Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index	—	—	0.55	5.11	N/A	3.20	N/A	4.73	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 14 for a description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds. The Fund’s total returns prior to January 27, 2014 are the returns of the Fund when it followed different investment strategies under the name BlackRock Intermediate Municipal Fund.
(c)	The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.
(d)	See “About Fund Performance” on page 14 for descriptions of the Index.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	11

Portfolio Information  as of November 30, 2017

BlackRock California Municipal Opportunities Fund

SECTOR ALLOCATION (a)

Percent of Total Investments (b)
County/City/Special District/School District	33%
Utilities	19
Transportation	17
Education	10
Health	9
State	7
Tobacco	5

CREDIT QUALITY ALLOCATION (c)

Percent of Total Investments (b)
AAA/Aaa	11%
AA/Aa	57
A	13
BBB/Baa	1
BB/Ba	1
B/B	3
N/R(d)	14

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2018	9%
2019	8
2020	4
2021	6

BlackRock New Jersey Municipal Bond Fund

SECTOR ALLOCATION (a)

Percent of Total Investments (b)
Transportation	26%
Health	21
Education	19
County/City/Special District/School District	14
State	9
Corporate	4
Utilities	3
Housing	2
Tobacco	2

CREDIT QUALITY ALLOCATION (c)

Percent of Total Investments (b)
AAA/Aaa	4%
AA/Aa	31
A	31
BBB/Baa	23
BB/Ba	5
B/B	2
N/R(d)	4

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2017	2%
2018	10
2019	6
2020	5
2021	9

(a)	For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)	Excludes short-term securities.
(c)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represented less than 1% of the Fund’s long-term investments.
(e)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Portfolio Information  as of November 30, 2017 (continued)

BlackRock Pennsylvania Municipal Bond Fund

SECTOR ALLOCATION (a)

Percent of Total Investments (b)
Health	25%
Education	20
Transportation	13
County/City/Special District/School District	13
State	10
Housing	7
Utilities	6
Corporate	5
Tobacco	1

CREDIT QUALITY ALLOCATION (c)

Percent of Total Investments (b)
AA/Aa	48%
A	31
BBB/Baa	9
BB/Ba	1
B/B	2
N/R(d)	9

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2018	9%
2019	13
2020	17
2021	15

BlackRock Strategic Municipal Opportunities Fund

SECTOR ALLOCATION (a)

Percent of Total Investments (b)
Transportation	23%
State	15
County/City/Special District/School District	14
Health	13
Education	10
Utilities	10
Tobacco	7
Corporate	7
Housing	1

CREDIT QUALITY ALLOCATION (c)

Percent of Total Investments (b)
AAA/Aaa	13%
AA/Aa	33
A	21
BBB/Baa	14
BB/Ba	6
B/B	6
N/R(d)	7

CALL/MATURITY SCHEDULE (e)

Percent of Total Investments (b)
Calendar Year Ended December 31,
2017	4%
2018	3
2019	2
2020	3
2021	6

(a)	For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(b)	Excludes short-term securities.
(c)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of November 30, 2017, the market value of unrated securities deemed by the investment adviser to be investment grade represented less than 1% of the Fund’s long-term investments.
(e)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

PORTFOLIO INFORMATION	13

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares (for all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.10% per year (but no distribution fee). Investor A1 Shares for BlackRock Strategic Municipal Opportunities Fund incur a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Funds. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders, and for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares (available in all Funds except BlackRock Strategic Municipal Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders, and for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund. In addition, these shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1 and Investor C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Bloomberg Barclays Taxable Municipal: U.S. Aggregate Eligible Index — represents securities that are taxable, dollar-denominated, and issued by a U.S. state or territory, and have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding, and are rated investment-grade (at least BBB- by S&P or Fitch Ratings (“Fitch”) and/or Baa3 by Moody’s) by at least two of the following ratings agencies: S&P, Moody’s and Fitch.

S&P® Municipal Bond High Yield Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are nonrated or that are rated BB+ by S&P and/or Ba1 by Moody’s or lower; bonds that are prerefunded or escrowed to maturity are not included in this index.

S&P® Municipal Bond Investment Grade Index — a market-value-weighted index that consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P and/or Baa3 by Moody’s.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on June 1, 2017 and held through November 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock California Municipal Opportunities Fund	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Ending Account Value (11/30/17)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,018.30	$2.63	$2.23	$1,000.00	$1,022.46	$2.64	$1,022.86	$2.23
Investor A	1,000.00	1,017.80	3.89	3.49	1,000.00	1,021.21	3.90	1,021.61	3.50
Investor A1	1,000.00	1,018.50	3.14	2.73	1,000.00	1,021.96	3.14	1,022.36	2.74
Investor C	1,000.00	1,013.20	7.67	7.27	1,000.00	1,017.45	7.69	1,017.85	7.28
Investor C1	1,000.00	1,015.20	5.61	5.25	1,000.00	1,019.50	5.62	1,019.85	5.27

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Institutional Class, 0.77% for Investor A Class, 0.62% for Investor A1 Class, 1.52% for Investor C Class and 1.11% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.44% for Institutional Class, 0.69% for Investor A Class, 0.54% for Investor A1 Class, 1.44% for Investor C Class and 1.04% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

	Actual				Hypothetical (f)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock New Jersey Municipal Bond Fund	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (d)	Expenses Paid During the Period (e)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (d)	Ending Account Value (11/30/17)	Expenses Paid During the Period (e)
Institutional	$1,000.00	$1,024.50	$3.20	$2.79	$1,000.00	$1,021.91	$3.19	$1,022.31	$2.79
Service	1,000.00	1,023.20	4.46	4.06	1,000.00	1,020.66	4.46	1,021.06	4.05
Investor A	1,000.00	1,023.20	4.46	4.06	1,000.00	1,020.66	4.46	1,021.06	4.05
Investor A1	1,000.00	1,023.00	3.70	3.30	1,000.00	1,021.41	3.70	1,021.81	3.29
Investor C	1,000.00	1,019.30	8.25	7.85	1,000.00	1,016.90	8.24	1,017.30	7.84
Investor C1	1,000.00	1,021.40	6.23	5.83	1,000.00	1,018.90	6.23	1,019.30	5.82

(d)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional Class, 0.88% for Service Class, 0.88% for Investor A Class, 0.73% for Investor A1 Class, 1.63% for Investor C Class and 1.23% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(e)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Service Class, 0.80% for Investor A Class, 0.65% for Investor A1 Class, 1.55% for Investor C Class and 1.15% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

DISCLOSURE OF EXPENSES	15

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual				Hypothetical (c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock Pennsylvania Municipal Bond Fund	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Expenses Paid During the Period (b)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Ending Account Value (11/30/17)	Expenses Paid During the Period (b)
Institutional	$1,000.00	$1,009.90	$3.78	$2.77	$1,000.00	$1,021.31	$3.80	$1,022.31	$2.79
Service	1,000.00	1,009.60	5.04	4.03	1,000.00	1,020.05	5.06	1,021.06	4.05
Investor A	1,000.00	1,009.60	5.04	4.03	1,000.00	1,020.05	5.06	1,021.06	4.05
Investor A1	1,000.00	1,010.30	4.28	3.28	1,000.00	1,020.81	4.31	1,021.81	3.29
Investor C	1,000.00	1,004.90	8.80	7.79	1,000.00	1,016.29	8.85	1,017.30	7.84
Investor C1	1,000.00	1,006.90	6.79	5.79	1,000.00	1,018.30	6.83	1,019.30	5.82

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.75% for Institutional Class, 1.00% for Service Class, 1.00% for Investor A Class, 0.85% for Investor A1 Class, 1.75% for Investor C Class and 1.35% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Service Class, 0.80% for Investor A Class, 0.65% for Investor A1 Class, 1.55% for Investor C Class and 1.15% for Investor C1 Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

	Actual				Hypothetical (f)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
BlackRock Strategic Municipal Opportunities Fund	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (d)	Expenses Paid During the Period (e)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (d)	Ending Account Value (11/30/17)	Expenses Paid During the Period (e)
Institutional	$1,000.00	$1,018.20	$3.69	$2.88	$1,000.00	$1,021.41	$3.70	$1,022.21	$2.89
Investor A	1,000.00	1,018.00	4.76	3.95	1,000.00	1,020.36	4.76	1,021.16	3.95
Investor A1	1,000.00	1,018.70	4.05	3.24	1,000.00	1,021.06	4.05	1,021.86	3.24
Investor C	1,000.00	1,014.10	8.63	7.83	1,000.00	1,016.50	8.64	1,017.30	7.84

(d)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional Class, 0.94% for Investor A Class, 0.80% for Investor A1 Class and 1.71% for Investor C Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(e)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Institutional Class, 0.78% for Investor A Class, 0.64% for Investor A1 Class and 1.55% for Investor C Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(f)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, the Funds transfer municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Funds’ NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Funds’ shareholders, and the value of these portfolio holdings is reflected in the Funds’ per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	17

Schedule of Investments (unaudited) November 30, 2017	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds

Education — 0.2%
California Institute of Technology, 4.28%, 09/01/16	$3,000	$2,854,659

Health Care Providers & Services — 0.3%
Anthem, Inc., 4.38%, 12/01/47	1,628	1,673,680
Kaiser Foundation Hospitals, 4.15%, 05/01/47	3,650	3,895,523

		5,569,203
Producer Durables: Miscellaneous — 0.3%
Oracle Corp., 4.00%, 11/15/47	4,215	4,351,620

Total Corporate Bonds — 0.8% (Cost –$12,592,259)		12,775,482

Municipal Bonds

California — 84.2%
County/City/Special District/School District — 25.9%
Antelope Valley Community College District, GO, Refunding, Election of 2016, Series A, 5.25%, 08/01/42	26,670	31,891,453
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	14,988,230
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,910	2,820,343
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	11,110	13,043,807
California Pollution Control Financing Authority, Refunding RB, Republic Services, Inc. Project, Series A, AMT, 1.22%, 08/01/23(a)(b)	10,000	9,998,600
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 08/01/46	4,240	5,102,331
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	23,965	28,656,868
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 03/01/33	140	158,211
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds:
Mission Bay North Redevelopment Project, Series A, 5.00%, 08/01/41	3,340	3,829,444
Mission Bay South Redevelopment Project:
Series D, 0.00%, 08/01/23(a)(c)	1,000	757,040
Series D, 0.00%, 08/01/31(c)	3,000	1,445,100
Series D, 0.00%, 08/01/43(c)	1,000	254,830
Series D, 3.13%, 08/01/28	1,150	1,131,485
Series D, 3.25%, 08/01/29	1,000	984,030
Series D, 3.38%, 08/01/30	1,250	1,239,313
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,014,600
City of Los Angeles California, Series A, 5.00%, 06/28/18	47,330	48,347,595
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 08/01/19(d)	6,035	6,464,692
City of Rancho Cordova Community Facilities District, Refunding, Sunridge Anatolia Community Facilities, Special Tax Bonds, 4.00%, 09/01/37	1,000	1,021,440
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	2,395	2,758,585
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 07/01/42	20,000	23,691,200
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(d)	12,200	12,972,016

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	$11,200	$13,108,256
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(d):
5.50%, 03/01/21	10,550	11,851,553
6.00%, 03/01/21	2,895	3,297,723
County of Santa Clara California, GO, Refunding Election of 2008, Series C, 3.00%, 08/01/35	5,000	4,879,000
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,221,938
El Rancho Unified School District, GO, Election of 2016, Series A, 5.25%, 08/01/46	3,850	4,628,816
Folsom Cordova Unified School District School Facilities Improvement, GO:
District No. 4, Election of 2012, Series B, 5.25%, 10/01/35	3,210	3,788,731
District No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,559,166
Fontana Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A(e):
5.00%, 10/01/31	2,400	2,907,840
5.00%, 10/01/32	1,750	2,111,848
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 08/01/40	9,300	9,894,642
Glendale Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	5,900	7,121,182
Grossmont California Healthcare District, GO, Election of 2006, Series B(d):
6.00%, 07/15/21	2,770	3,194,142
6.13%, 07/15/21	3,045	3,524,557
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	6,030,200
Los Angeles Community College District California, GO:
Build America Bonds, 6.60%, 08/01/42	2,500	3,622,575
Refunding Election of 2008, Series A, 6.00%, 08/01/19(d)	6,250	6,713,062
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(d)	2,585	2,976,705
Norwalk-La Mirada Unified School District, GO, Series B, 5.00%, 08/01/44	4,495	5,272,635
Palmdale Elementary School District, GO:
Election 2012, Series B, 5.25%, 08/01/42	2,050	2,480,111
Election of 2016, Series A, 5.25%, 08/01/42	7,695	9,309,488
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	1,000	1,208,860
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 06/01/39	3,230	3,727,937
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District, Series A, 5.00%, 10/01/41	4,000	4,656,520
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 08/01/41	20,000	23,445,400
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/41	15,250	18,134,995
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,253,572
San Leandro California Unified School District, GO, Series A:
Election of 2010, 5.75%, 08/01/41	5,000	5,677,050
Election of 2016, 5.25%, 08/01/46	6,760	8,108,485
San Marcos Schools Financing Authority, Refunding RB, (AGM), 5.25%, 08/15/40	3,450	4,150,315

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Solano County Community College District, GO, Election of 2012, Series C, 5.25%, 08/01/42	$11,460	$13,918,628
West Contra Costa Unified School District, GO, Refunding, Taxable, Series A-2, 3.47%, 08/01/33	4,000	3,951,000

		422,298,145
Education — 7.4%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.28%, 04/01/28	1,250	1,242,725
3.43%, 04/01/30	1,000	995,940
3.56%, 04/01/31	2,000	1,993,180
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/40	2,500	2,742,175
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 05/15/49	2,125	2,778,990
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(d)	7,000	8,195,180
Vista Charter Middle School, 6.00%, 07/01/44	500	534,050
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/42	5,900	6,742,756
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(a)	1,500	1,648,575
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,780,779
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,602,576
Limited Project, Series M, 5.00%, 05/15/42	27,000	31,875,930
Series AM, 5.25%, 05/15/37	5,240	6,127,027
Series AM, 5.25%, 05/15/44	11,495	13,381,215
Series AV, 5.25%, 05/15/42	16,930	20,414,363
Series AV, 5.25%, 05/15/47	7,240	8,696,688

		120,752,149
Health — 5.4%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/39	3,775	4,082,247
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,803,460
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,450,241
Sutter Health, Series B, 6.00%, 08/15/42	9,775	10,963,640
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(d)	2,075	2,219,441
Catholic Healthcare West, Series A, 6.00%, 07/01/19(d)	6,000	6,417,660
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,000	11,531,600
Sutter Health, Series A, 5.00%, 11/15/38	1,200	1,399,452
California Statewide Communities Development Authority, RB, Series A:
Lancer Educational student Housing Project, 5.00%, 06/01/46(a)	4,100	4,296,431
University of California, Irvine East Campus Apartments, Phase IV, 5.00%, 05/15/42	5,000	5,763,900
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	2,900	3,098,447
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,582,900
Marin Healthcare District, GO, Election of 2013, Series A, 5.00%, 08/01/41	13,730	16,257,419

		87,866,838

Security	Par (000)	Value
State — 5.3%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 08/15/45	$5,000	$5,621,550
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	3,160,440
State of California, GO, Refunding:
5.00%, 11/01/36	15,000	17,837,850
5.00%, 11/01/37	2,020	2,396,387
State of California, GO, Various Purposes:
5.75%, 04/01/31	3,360	3,552,057
6.00%, 03/01/33	4,195	4,609,508
6.50%, 04/01/33	7,925	8,456,847
6.00%, 04/01/38	16,080	17,016,660
Refunding, 5.00%, 08/01/36	3,000	3,555,030
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(d)	10,000	10,653,300
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 04/01/19(d)	3,060	3,249,904
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,293,712
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,715,032
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(d)	1,725	1,881,906

		86,000,183
Tobacco — 4.7%
County of California Tobacco Securitization Agency, Refunding RB, Series A:
Asset-Backed, Merced County, 5.13%, 06/01/38	1,000	999,940
Asset-Backed, Merced County, 5.25%, 06/01/45	4,765	4,770,242
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/36	2,410	2,409,904
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/47	2,595	2,524,779
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(f):
5.70%, 06/01/46	8,590	8,616,114
5.60%, 06/01/36	1,980	2,014,155
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 06/01/47	26,390	26,587,661
5.00%, 06/01/19	7,000	7,345,170
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1:
5.13%, 06/01/46	12,640	12,658,328
5.00%, 06/01/37	8,450	8,470,702

		76,396,995
Transportation — 15.0%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	2,720	4,234,550
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,171,480
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 05/01/39	15,150	16,098,541
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	675	677,410
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.25%, 05/01/33	1,645	1,880,531
AMT, 2nd Series 34E (AGM), 5.75%, 05/01/18(d)	5,250	5,342,347

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding ARB (continued):
San Francisco International Airport, 5.00%, 05/01/46	$5,065	$5,853,469
Series A, AMT, 5.00%, 05/01/39	11,175	12,607,747
Series A, AMT, 5.00%, 05/01/40	4,535	5,107,952
Series A, AMT, 5.00%, 05/01/42	7,000	8,127,560
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.25%, 05/01/42	27,370	32,433,997
City of Long Beach California Harbor Revenue, ARB, AMT:
Green Bonds, Series B, 5.00%, 05/15/43	1,000	1,157,220
Series A, 5.00%, 05/15/40	1,250	1,449,850
City of Long Beach California Harbor Revenue, Refunding RB, Series C, 5.00%, 05/15/47	7,000	8,264,130
City of Los Angeles California Department of Airports, ARB:
Sub-Series B, 5.00%, 05/15/42	10,340	12,150,948
Subordinate, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/41	11,525	13,242,801
Subordinate, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,255	2,582,043
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, AMT:
Series A, 5.00%, 05/15/33	4,500	5,243,760
Series A, 5.00%, 05/15/35	2,960	3,425,105
Series B, 5.00%, 05/15/36	2,700	3,117,690
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,690	12,546,643
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series C, 3.89%, 05/15/38	3,000	3,153,270
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/35	2,650	3,086,508
Series A, 5.00%, 03/01/41	13,000	15,016,300
Series A-1, 5.75%, 03/01/34	6,720	7,475,597
Series A-1, 6.25%, 03/01/34	2,920	3,323,340
County of Los Angeles Metropolitan Transportation Authority, RB, Green Bond, Series A:
5.00%, 07/01/39	10,250	12,246,290
5.00%, 07/01/42	10,000	11,919,700
County of Sacramento California, ARB:
Senior Series B, 5.75%, 07/01/39	1,600	1,642,416
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 07/01/18(d)	3,150	3,231,302
County of San Diego Regional Airport Authority, RB, Subordinate, Series B, AMT, 5.00%, 07/01/42	700	815,115
San Diego Association of Governments South Bay Expressway Revenue, Refunding RB, Senior Lien, Series A, 5.00%, 07/01/42	3,550	4,175,794
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,710	5,236,578
San Diego County Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	10,810	12,745,314
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	2,355	2,860,100

		243,643,398
Utilities — 20.5%
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,400	2,138,276
Series A, 5.00%, 07/01/41	15,865	18,433,702

Security	Par (000)	Value
Utilities (continued)
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	$8,000	$8,890,480
City of Los Angeles California Wastewater System Revenue, Refunding RB:
Green Bond, Sub-Series A, 5.25%, 06/01/47	12,880	15,482,275
Series A, 5.38%, 06/01/19(d)	5,060	5,344,321
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(d)	5,625	6,442,706
City of Richmond California Wastewater Revenue, Refunding RB, Series A:
5.00%, 08/01/42	6,980	8,226,070
5.25%, 08/01/47	10,000	12,051,000
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,779,075
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	7,005	8,271,434
City of San Juan California Water District, COP, Series A, 6.00%, 02/01/19(d)	5,700	5,993,322
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/36	6,550	7,751,990
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 08/01/36	4,235	4,718,044
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	22,473,985
Irvine Ranch Water District, Special Assessment Bonds:
5.25%, 02/01/41	16,855	20,297,465
5.25%, 02/01/46	1,000	1,199,940
Build America Bonds, Series B, 6.62%, 05/01/40	4,000	5,544,120
Los Angeles Department of Water, Refunding RB, Series A, 5.25%, 07/01/44	10,650	12,746,878
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,585	17,979,324
Metropolitan Water District of Southern California, Refunding RB:
Series A, 5.00%, 10/01/35	5,000	5,605,150
Series C, 5.00%, 07/01/35	5,000	5,264,900
Sub-Series A, 2.50%, 07/01/25	23,130	23,988,586
Sub-Series A, 2.50%, 07/01/26	26,440	27,307,761
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	2,932,385
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	10,355	12,135,542
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	12,460	14,596,018
Southern California Public Power Authority, 2.00%, 07/01/36(b)	10,000	10,079,400
State of California Department of Water Resources Power Supply Revenue, Refunding RB, Series N, 5.00%, 05/01/20	15,815	17,111,356
Turlock Irrigation District, Refunding RB, 1st Priority, 5.00%, 01/01/46	7,340	8,454,432
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	17,717,850

		332,957,787

Total Municipal Bonds in California		1,369,915,495

Puerto Rico — 0.6%
State — 0.1%
Commonwealth of Puerto Rico, GO, 6.00%, 07/01/38(g)(h)	1,630	370,825

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A(g)(h):
5.50%, 07/01/39	$1,470	$334,425
8.00%, 07/01/35	3,820	916,800

		1,622,050
Tobacco — 0.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,495	1,449,208
5.63%, 05/15/43	3,075	2,962,947

		4,412,155
Utilities — 0.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	3,520	2,182,400
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	2,300	1,426,000

		3,608,400

Total Municipal Bonds in Puerto Rico		9,642,605

Total Municipal Bonds — 84.8% (Cost — $1,345,557,486)		1,379,558,100

Municipal Bonds Transferred to Tender Option Bond Trusts

California — 14.4%
County/City/Special District/School District — 3.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	20,000	23,084,500
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	15,000	17,493,150
Los Angeles Unified School District California, GO, Election of 2008, Series A, 5.00%, 07/01/40	19,805	22,862,318

		63,439,968
Education — 2.8%
University of California, Refunding RB, Series A:
5.00%, 11/01/43	16,000	18,286,000
Systemwide, 5.00%, 11/01/41	22,545	26,292,493

		44,578,493
Health — 2.1%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	30,070	34,507,280

Transportation — 5.6%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 05/01/46	25,000	28,650,875

Security	Shares/Par (000)	Value
Transportation (continued)
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	$18,717	$21,497,219
Sub-Series A, 5.00%, 05/15/42	23,625	27,465,489
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	11,490	13,373,671

		90,987,254

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.4% (Cost — $233,996,018)		233,512,995

Total Long-Term Investments — 100.0% (Cost — $1,592,145,763)		1,625,846,577

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(j)(k)	60,988,412	61,006,709

Total Short-Term Securities (Cost — $61,002,796) — 3.7%		61,006,709

Total Investments (Cost — $1,653,148,559) — 103.7%		1,686,853,286
Other Assets Less Liabilities — 2.5%		40,924,830
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.2)%		(101,208,781)

Net Assets — 100.0%		$1,626,569,335

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Zero-coupon bond.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(j)	Annualized 7-day yield as of period end.

(k)	During the six month ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/2017	Net Activity	Shares Held at 11/30/2017	Value at 11/30/2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	60,668,812	319,600	60,988,412	$61,006,709	$277,634	$2,258	$1,496

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	945	03/20/18	$117,224	$844,571
Long U.S. Treasury Bond	1,042	03/20/18	158,091	1,657,756
5-Year U.S. Treasury Note	217	03/29/18	25,247	95,879

				$2,598,206

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Derivative Financial Instruments	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets
Futures contracts net unrealized appreciation(a)	$—	$—	$—	$—	$2,598,206	$—	$2,598,206

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from Futures contracts	$—	$—	$—	$—	$2,082,224	$—	$2,082,224

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$6,428,137	$—	$6,428,137

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,905,594	(a)
Average notional value of contracts — short	503,198,406

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,625,846,577	$—	$1,625,846,577
Short-Term Securities	61,006,709	—	—	61,006,709

	$61,006,709	$1,625,846,577	$—	$1,686,853,286

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$2,598,206	$—	$—	$2,598,206

(a)	See above schedule of investments for values in each sector, industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $101,137,182 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) November 30, 2017	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

New Jersey — 92.1%
Corporate — 3.7%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$3,500	$3,825,360
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,134,840
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	285,622
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project AMT:
Series A, 5.70%, 10/01/39	1,445	1,541,642
Series B, 5.60%, 11/01/34	1,000	1,076,130
Series D, 4.88%, 11/01/29	1,000	1,076,410
Sub Series A, 5.00%, 07/01/33	125	136,627
Sub Series A, 4.00%, 07/01/34	165	163,418
Teaneck Community Charter School Project(a):
Series A, 3.50%, 09/01/22	135	134,178
Series A, 5.00%, 09/01/37	315	315,699
Series A, 5.13%, 09/01/52	1,000	984,760

		10,674,686
County/City/Special District/School District — 10.4%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,504,541
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,087,238
5.25%, 11/01/44	1,590	1,687,197
(AGM), 4.00%, 11/01/34	500	507,225
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	740,566
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	600	601,032
5.00%, 07/01/36	145	145,244
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	777,939
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45(a)	1,000	1,005,210
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,213,225
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,926,210
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 01/01/46	3,900	4,039,581
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,250	1,354,725
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,000	2,304,960
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,948,775
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(b)	805	902,139
Township of Egg Harbor New Jersey School District, GO, Refunding (AGM), 5.75%, 07/15/25	2,000	2,501,540
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,753,486
Township of Montclair New Jersey, GO, Refunding Series B, 5.00%, 10/01/27	500	611,725
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,535,719

		30,148,277

Security	Par (000)	Value
Education — 17.5%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	$1,250	$1,299,688
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	530	590,314
Series A, 5.00%, 07/01/34	1,855	2,096,632
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(a)	170	174,286
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(a)	470	463,199
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(a)	815	797,828
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,243,580
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	525	547,334
School Facilities Construction (AGC), 5.50%, 12/15/34	10	10,383
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,120,580
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A(a):
4.75%, 08/01/24	345	354,491
5.63%, 08/01/34	250	256,745
5.88%, 08/01/44	430	441,262
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	1,750	1,873,760
Rider University Issue, Series F, 4.00%, 07/01/42	940	925,505
Rider University Issue, Series F, 5.00%, 07/01/47	670	732,323
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(c)	1,500	1,532,025
College of New Jersey, Series G, 3.50%, 07/01/31	1,000	1,011,280
Georgian Court University, Series D, 5.00%, 07/01/33	500	500,690
Kean University, Series A, 5.25%, 09/01/29	1,705	1,801,435
Kean University, Series A (AGC), 5.50%, 09/01/36	1,000	1,063,670
Kean University, Series H, 4.00%, 07/01/39	715	737,630
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,303,204
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,859,523
Montclair State University, Series B, 5.00%, 07/01/34	660	760,214
Princeton University, Series C, 5.00%, 07/01/36	1,775	2,135,662
Ramapo College, Series B, 5.00%, 07/01/42	560	616,084
Stockton University, Series A, 5.00%, 07/01/41	630	696,024
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(c)	2,500	2,715,400
William Paterson University (AGC), 5.00%, 07/01/38	240	244,063
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,536,435
William Paterson University, Series E (BAM), 5.00%, 07/01/33	1,250	1,430,638
William Paterson University, Series E (BAM), 5.00%, 07/01/34	1,335	1,522,528
William Paterson University, Series E (BAM), 5.00%, 07/01/35	1,500	1,705,860
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	625	679,875
Series 1A, 5.00%, 12/01/25	60	63,437
Series 1A, 5.00%, 12/01/26	375	396,169
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	460	525,886
5.00%, 07/01/22(c)	280	320,104
5.00%, 07/01/32	1,040	1,160,775

24	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey Institute of Technology, RB, Series A (continued):
5.00%, 07/01/40	$5,000	$5,705,700
5.00%, 07/01/42	635	702,056
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,258,680

		50,912,957
Health — 19.4%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	2,175	2,105,052
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	2,000	2,158,920
Inspira Health Obligated Group, 5.00%, 07/01/42	865	979,552
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(c)	1,810	1,848,643
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	1,460	1,659,217
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,290,208
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,718,218
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,055,856
Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,620	3,848,132
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,433,944
AHS Hospital Corp., 4.00%, 07/01/41	2,000	2,056,780
General Hospital Center at Passaic (AGM), 6.75%, 07/01/19(b)	55	57,812
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	6,959,640
Hackensack University Medical Center (AGC), 5.25%, 01/01/18(c)	3,600	3,610,836
Holy Name Medical Center, 5.00%, 07/01/25	500	532,780
Hunterdon Medical Center, 5.00%, 07/01/31	300	336,960
Hunterdon Medical Center, 5.00%, 07/01/45	2,650	2,911,449
Inspira Health Obligated Group, Series A, 3.00%, 07/01/32	785	733,606
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,677,510
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,126,840
Princeton Healthcare System, 5.00%, 07/01/39	4,060	4,517,197
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,500	1,603,665
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	2,300	2,437,172
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,453,856
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,748,778
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,504,268
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	506,166
Virtua Health, 5.00%, 07/01/29	285	319,704
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,126,950

		56,319,711

Security	Par (000)	Value
Housing — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series U, AMT:
4.90%, 10/01/27	$410	$410,545
4.95%, 10/01/32	100	100,119
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,865,844
4.38%, 12/01/33	2,515	2,686,272

		5,062,780
State — 9.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24(d)	10,000	8,320,100
CAB, Series B, 0.00%, 11/01/27(d)	4,135	3,063,539
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,110,011
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(d)	1,675	1,526,160
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	985	1,032,438
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	15	15,722
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	3,000	3,235,770
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,134,232
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(d)	2,000	1,841,660
Cigarette Tax, 5.00%, 06/15/22	1,700	1,893,307
Cigarette Tax, 5.00%, 06/15/29	640	684,877
State of New Jersey, COP, Equipment Lease Purchase, Series A(c):
5.25%, 06/15/19	1,000	1,054,500
5.25%, 06/15/19	1,110	1,170,495

		28,082,811
Tobacco — 1.6%
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	4,840	4,658,742

Transportation — 25.4%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	1,875	1,986,769
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,707,390
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,108,400
5.13%, 01/01/39	1,000	1,111,910
Private Activity Bond, 5.38%, 01/01/43	905	1,007,057
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,250,690
Series I, 5.00%, 01/01/20(c)	2,500	2,672,775
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32(d)	10,000	5,260,200
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	8,900	4,010,696
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	10,000	3,882,300
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	3,000	3,055,110
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,386,262

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/31	$3,000	$3,053,160
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	6,070	6,179,563
Series B, 5.25%, 06/15/26	1,500	1,628,490
Transportation Program Bonds, Series AA, 5.00%, 06/15/32	1,860	1,988,805
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,176,680
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,068,480
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,564,015
Transportation System, Series B, 5.00%, 06/15/42	600	631,272
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,002,158
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	5,000	5,849,600
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 09/01/18	1,000	1,028,900
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,228,760
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,105,680
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,109,750
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/43	285	314,731
186th Series, 5.00%, 10/15/44	3,000	3,371,580
Port Authority of New York & New Jersey, Refunding RB Consolidated 205th series, 5.00%, 11/15/42	1,975	2,329,256
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	2,380	2,551,170
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	324,137
5.00%, 11/01/29	295	323,004
5.00%, 11/01/32	440	487,863
5.00%, 11/01/33	250	276,543
5.00%, 11/01/34	250	275,568
5.00%, 11/01/39	1,500	1,634,085

		73,942,809
Utilities — 2.8%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	541,965
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,499,253
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(b)(d)	5,000	4,672,550
Passaic Valley Water Commission, RB, Series A:
6.00%, 12/15/20(c)	980	1,103,950
6.00%, 12/15/24	215	238,358

		8,056,076
Puerto Rico — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,670	1,609,145
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	210	214,721

		1,823,866

Total Municipal Bonds — 92.7% (Cost — $253,128,044)		269,682,715

Security	Shares/Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 9.9%(e)

New Jersey — 9.9%
County/City/Special District/School District — 3.7%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$1,440	$1,662,966
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	7,006,986
County of Union New Jersey Utilities Authority, Refunding RB, County Deficiency Agreement, Series A, AMT, 5.00%, 06/15/41	2,000	2,183,130

		10,853,082
Education — 1.0%
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,840,538

Health — 2.6%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	7,530,492

Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36 (f)	5,001	5,335,179
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	539,862
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,677,023

		7,552,064

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.9% (Cost — $27,342,705)		28,776,176

Total Long-Term Investments (Cost — $280,470,749) — 102.6%		298,458,891

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(g)(h)	8,033,329	8,035,739

Total Short-Term Securities (Cost — $8,035,657) — 2.8%		8,035,739

Total Investments — 105.4% (Cost — $288,506,406)		306,494,630
Other Assets Less Liabilities — 0.3%		998,295
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.7)%		(16,470,001)

Net Assets — 100.0%		$291,022,924

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.
(g)	Annualized 7-day yield as of period end.

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Fund

(h)	During the six months ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	12,053,795	(4,020,466)	8,033,329	$8,035,739	$20,882	$3,605	$(1,135)

(a)	Includes net capital gain distribution, if applicable

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	29	03/20/18	$3,597	$25,918
Long U.S. Treasury Bond	34	03/20/18	5,158	54,092
5-Year U.S. Treasury Note	26	03/29/18	3,025	11,488

				$91,498

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$91,498	$—	$91,498

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$41,501	$—	$41,501

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$218,557	$—	$218,557

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$17,867,484

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments(a)	$—	$298,458,891	$—	$298,458,891
Short-Term Securities	8,035,739	—	—	8,035,739

	$8,035,739	$298,458,891	$—	$306,494,630

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$91,498	$—	$—	$91,498

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds

Pennsylvania — 86.2%
Corporate — 5.5%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	$5,000	$5,034,600
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	3,682,962
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,156,540
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	9,810,028
Shippingport Project, Series A, 3.75%, 12/01/40(a)	3,915	1,848,428
Shippingport Project, Series A, 2.55%, 11/01/41(a)	1,310	618,176
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,619,834
National Gypsum Co., 5.50%, 11/01/44	1,355	1,436,286

		27,206,854
County/City/Special District/School District — 14.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,427,209
5.00%, 05/01/42	3,900	4,067,271
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	2,390	2,753,638
5.00%, 08/01/35	1,790	2,058,357
Boyertown Area School District, GO:
5.00%, 10/01/36	890	1,017,715
5.00%, 10/01/38	1,335	1,522,381
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	370	370,340
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	2,615	2,796,795
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19(b)	825	878,559
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,875	2,170,763
County of York Pennsylvania, GO, Refunding, 5.00%, 03/01/36	2,500	2,687,950
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,112,434
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	4,773,671
5.00%, 02/01/42	6,365	7,405,232
Philadelphia School District, GO, Series E(b):
2014, 6.00%, 09/01/18	5	5,170
2015, 6.00%, 09/01/18	5	5,170
2015-3, 6.00%, 09/01/18	5	5,170
2016, 6.00%, 09/01/18	5	5,170
6.00%, 09/01/18	6,480	6,702,458
6.00%, 09/01/18	95	98,225
Reading School District, GO, Refunding, (AGM), 5.00%, 03/01/38	1,220	1,385,029
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,565,998
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(b)	455	476,840
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(b)	450	471,600
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19(b)	1,810	1,896,880

Security	Par (000)	Value
County/City/Special District/School District (continued)
State Public School Building Authority, Refunding RB (continued):
Philadelphia School District (AGM), 5.00%, 06/01/33	$5,000	$5,598,850
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,701,547
(BAM), 5.00%, 06/01/42	2,550	2,878,618
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,329,905
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	630	709,418
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	195	224,340

		72,102,703
Education — 18.5%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	624,654
5.00%, 08/15/25	765	822,230
5.00%, 08/15/26	760	816,856
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,048,380
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	2,700	2,835,918
6.38%, 01/01/39	400	416,372
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,795	2,048,167
5.00%, 08/01/45	3,695	4,202,582
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,236,489
Haverford College, 5.00%, 05/15/20(b)	4,970	5,365,214
Haverford College, 5.00%, 11/15/35	1,100	1,172,435
Villanova University, 5.25%, 12/01/19(b)	600	642,762
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	890	997,022
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,484,878
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(b)	11,000	11,807,400
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	521,395
Drexel University, Series A, 5.25%, 05/01/41	7,140	7,811,803
La Salle University, 5.00%, 05/01/37	1,595	1,695,325
La Salle University, 5.00%, 05/01/42	2,655	2,793,910
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,525,947
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,348,480
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18(b)	5,000	5,167,400
University Properties, Inc. Student Housing Project, Series A, 5.00%, 07/01/35	450	484,749
Widener University, Series A, 5.25%, 07/15/33	2,420	2,652,151
Widener University, Series A, 5.50%, 07/15/38	365	400,339
Pennsylvania State University, RB, 5.00%, 03/01/40	10,000	10,667,800
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	3,525	3,936,649
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,774,289
La Salle University, 4.00%, 05/01/42	4,780	4,721,110

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	$765	$823,844
5.00%, 07/01/35	630	687,135
5.00%, 07/01/45	450	478,049
5.00%, 07/01/47	1,180	1,261,196

		91,272,930
Health — 17.7%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,608,450
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/47	2,500	2,796,075
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	4,110	4,931,178
County of Chester Health & Education Facilities Authority, Refunding RB:
Main Line Health System, Series A, 5.00%, 10/01/52	3,595	4,072,344
Simpson Senior Services Project, 5.00%, 12/01/35	1,000	1,027,840
Simpson Senior Services Project, Series A, 5.25%, 12/01/45	1,500	1,555,440
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/41	2,540	2,622,525
Diakon Lutheran Social Ministries, 5.00%, 01/01/38	4,400	4,764,452
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19(b)	2,385	2,539,810
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,651,650
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	900,995
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	639,561
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(b)	3,255	3,424,455
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(b)	480	522,134
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,524,954
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	979,918
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	5,097,400
County of Wayne Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A, 4.00%, 07/01/46	3,000	3,089,100
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	6,829,112
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	815,556
5.75%, 05/01/35	1,285	1,445,831
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,309,560
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	4,800	5,152,464
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,612,998
Philadelphia Authority for Industrial Development, RB, Refunding, Senior Living Facilities, Wesley Enhanced Living Obligated Group, 5.00%, 07/01/49	3,000	3,146,490

Security	Par (000)	Value
Health (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(b)	$6,000	$6,469,560
Presbyterian Medical Center, 6.65%, 12/01/19(c)	905	947,834
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	3,590	3,912,418
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A(b):
6.00%, 12/01/18	1,780	1,860,723
6.00%, 12/01/18	1,970	2,060,325

		87,311,152
Housing — 5.2%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	631,008
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	634,464
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	3,720	3,749,239
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,096,030
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,460,480
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	2,260	2,290,668
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,505	3,629,007
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,191,826
4.00%, 12/01/46	5,740	5,826,789
4.00%, 12/01/51	2,260	2,276,995

		25,786,506
State — 5.3%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 06/01/31	3,420	3,559,775
Commonwealth of Pennsylvania, GO, Refunding 1st Series, 4.00%, 01/01/30	8,500	9,142,770
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	12,000	13,426,560

		26,129,105
Transportation — 13.8%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 06/15/40	14,000	14,916,860
AMT (AGM), 5.00%, 06/15/32	9,500	9,525,840
AMT (AGM), 5.00%, 06/15/37	1,250	1,253,262
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	2,140	2,461,621
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	2,888,625
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	7,500	7,947,075
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,602,895
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(d)	6,740	2,408,674
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(d)	2,225	923,798
Series A-1, 5.00%, 12/01/41	100	113,690
Sub-Series A, 5.13%, 12/01/20(b)	960	1,054,032
Sub-Series A, 5.13%, 12/01/20(b)	325	356,834
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,169,644

30	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB:
2nd Series, Turnpike Subordinate, 5.00%, 12/01/36	$1,925	$2,196,329
Sub-Series A-1, 5.25%, 12/01/45	4,730	5,376,827
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b):
5.00%, 06/01/21	3,140	3,485,306
5.00%, 06/01/21	4,155	4,611,925
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,442,572

		67,735,809
Utilities — 5.6%
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(c)	570	610,892
9th Series, 5.25%, 08/01/20(b)	1,280	1,397,939
9th Series, 5.25%, 08/01/40	2,020	2,169,500
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	1,200	1,379,904
5.00%, 08/01/31	900	1,032,921
5.00%, 08/01/32	1,200	1,374,564
5.00%, 08/01/33	600	685,068
5.00%, 08/01/34	1,050	1,195,005
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 01/01/19(b)	1,450	1,506,478
Series A, 5.25%, 10/01/52	1,190	1,392,026
Series C (AGM), 5.00%, 08/01/40	2,650	2,832,691
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,370,645
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	1,000	1,083,060
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/33	980	1,100,560
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,615	2,991,299
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	3,895	4,155,809

		27,278,361

Total Municipal Bonds in Pennsylvania		424,823,420

Puerto Rico — 0.5%
Tobacco — 0.5%
Children’s Trust Fund, Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,895	2,789,506

Total Municipal Bonds — 86.7% (Cost — $409,530,704)		427,612,926

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Pennsylvania — 25.4%
Education — 4.5%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	6,100	7,025,873
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21	9,280	10,584,443
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19	4,448	4,637,277

		22,247,593

Security	Shares/Par (000)	Value
Health — 10.3%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3:
5.50%, 11/01/19	$5,000	$5,354,550
5.50%, 11/01/31	5,000	5,354,550
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19	7,460	7,842,437
Series A, 5.25%, 06/01/19	5,997	6,313,152
Series A-1, 5.13%, 06/01/41	12,570	13,514,195
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,061,050
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	9,380	10,379,017

		50,818,951
Housing — 2.4%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	5,670	5,790,296
Series 115A, 4.20%, 10/01/33	5,860	6,120,477

		11,910,773
State — 5.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/19	10,797	11,253,773
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	5,000	5,513,425
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18	11,000	11,391,930

		28,159,128
Transportation — 1.3%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,964,788
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	2,900	3,356,895

		6,321,683
Utilities — 1.2%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,721,330

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4% (Cost — $118,555,035)		125,179,458

Total Long-Term Investments — 112.1% (Cost — $528,085,739)		552,792,384

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(f)(g)	941,281	941,563

Total Short-Term Securities — 0.2% (Cost — $941,563)		941,563

Total Investments (Cost — $529,027,302) — 112.3%		553,733,947
Other Assets Less Liabilities — 0.9%		4,071,040
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%		(64,911,284)

Net Assets — 100.0%		$492,893,703

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(f)	Annualized 7-day yield as of period end.

(g)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,089,728	(19,148,447)	941,281	$941,563	$10,576	$4,116	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Short Contracts
10-Year U.S. Treasury Note	35	03/20/18	$4,342	$31,280
Long U.S. Treasury Bond	61	03/20/18	9,255	97,047
5-Year U.S. Treasury Note	34	03/29/18	3,956	15,023

				$143,350

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Derivative Financial Instruments	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets
Futures contracts net unrealized appreciation(a)	$—	$—	$—	$—	$143,350	$—	$143,350

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$14,982	$—	$14,982

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$351,640	$—	$351,640

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$26,928,781

32	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Pennsylvania Municipal Bond Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$552,792,384	$—	$552,792,384
Short-Term Securities	941,563	—	—	941,563

	$941,563	$552,792,384	$—	$553,733,947

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$143,350	$—	$—	$143,350

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $64,723,674 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.2%
Diversified Financial Services — 0.1%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,494	$3,196,560

Education — 0.2%
Northwestern University, Series 2017, 3.66%, 12/01/57	7,251	7,316,299
The American University, 3.86%, 10/01/47	2,690	2,703,629
Wesleyan University, 4.78%, 07/01/16	3,275	3,408,225

		13,428,153
Health Care Providers & Services — 0.6%
AHS Hospital Corp., 5.02%, 07/01/45	10,806	12,901,754
Anthem, Inc., 4.38%, 12/01/47	6,091	6,261,909
Kaiser Foundation Hospitals, 4.15%, 05/01/47	7,598	8,109,091
Northwell Healthcare, Inc., 4.26%, 11/01/47	3,885	3,917,428
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,971	1,977,563

		33,167,745
Producer Durables: Miscellaneous — 0.3%
Oracle Corp., 4.00%, 11/15/47	15,290	15,785,592

Total Corporate Bonds — 1.2% (Cost — $63,680,836)		65,578,050

Municipal Bonds — 90.3%

Alabama — 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	1,200	1,336,224
5.75%, 06/01/45	2,145	2,364,305
6.00%, 06/01/50	2,700	3,013,470
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,674,940
6.50%, 10/01/53	15,110	17,980,144
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	5,916,650

		34,285,733
Alaska — 0.4%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 01/01/21	5,000	5,498,550
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	2,455	2,514,853
5.00%, 06/01/46	4,500	4,264,695
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,809,950
5.00%, 10/01/34	5,000	5,775,600

		23,863,648
Arizona — 3.1%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,690,700
Banner Health, Series B, 1.71%, 01/01/37(b)	5,000	4,379,700
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,319,550
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	5,787,900
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Project, 6.50%, 07/01/34	965	1,095,478
Legacy Traditional Schools Projects, 6.75%, 07/01/44	1,690	1,892,040

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	$2,795	$2,922,089
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,358,484
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,775	1,855,709
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	2,013,200
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,252,319
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,495,015
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,483,100
City of Phoenix Civic Improvement Corp., Refunding RB, Series B, 5.00%, 07/01/38	5,000	5,858,600
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(a):
5.00%, 07/01/36	7,315	7,733,637
5.00%, 07/01/41	10,075	10,535,629
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	5,929,600
5.00%, 07/01/32	5,000	5,883,300
5.00%, 07/01/34	5,000	5,841,600
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project Electric System:
5.00%, 01/01/28	5,000	6,192,550
5.00%, 01/01/29	5,000	6,177,400
5.00%, 01/01/30	5,000	6,137,100
5.00%, 01/01/32	5,000	6,067,400
5.00%, 01/01/33	10,000	12,085,500
5.00%, 01/01/34	10,000	12,036,400
5.00%, 01/01/35	10,000	11,987,500
5.00%, 01/01/36	10,000	11,958,300
5.00%, 01/01/39	5,000	5,945,250

		172,915,050
California — 12.9%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,943,400
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	2,500	3,892,050
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 06/01/42	885	893,027
Los Angeles County Securitization Corp., 5.25%, 06/01/21	3,160	3,214,984
California Educational Facilities Authority, RB, Chapman University, Series A:
2.98%, 04/01/25	1,655	1,644,673
3.08%, 04/01/26	1,000	994,390
3.18%, 04/01/27	2,875	2,867,008
3.28%, 04/01/28	750	745,635
3.38%, 04/01/29	1,565	1,556,393
California Health Facilities Financing Authority, RB, El Camino Hospital:
5.00%, 02/01/36	5,000	5,779,150
5.00%, 02/01/37	5,000	5,757,550
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 07/01/20(c)	8,215	8,626,325
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 08/15/49	1,000	1,102,310

34	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB (continued):
Sycamore Academy Project, 5.38%, 07/01/34(a)	$1,000	$1,024,130
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	2,821,410
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	338,329
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	285	291,766
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,093,476
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	3,000	3,301,800
5.00%, 07/01/37	26,570	28,825,262
5.00%, 11/21/45	10,000	10,804,400
California School Finance Authority, RB, Alta Public Schools Project, Series A(a):
6.50%, 11/01/34	1,015	1,079,574
6.75%, 11/01/45	1,395	1,496,500
California State Public Works Board, Refunding RB, Various Capital Projects:
Series C, 5.00%, 11/01/27	5,000	6,054,850
Series D, 5.00%, 04/01/27	5,000	6,072,550
Series D, 5.00%, 04/01/29	5,000	5,979,850
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/32	5,000	5,980,200
California Statewide Communities Development Authority, RB:
5.00%, 02/01/45	10,000	10,972,000
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,055	5,684,347
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,558,767
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	4,665	5,032,789
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	7,175	7,808,337
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,741,850
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,331,038
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	585,293
Series A, 6.00%, 05/01/43	3,800	3,800,570
Series B, 6.00%, 05/01/37	265	265,133
Series B, 6.00%, 05/01/43	7,425	7,426,114
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 08/01/29	5,000	5,789,900
City & County of San Francisco California Airports Commission, RB:
San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	24,170	27,796,467
Series C, 1.94%, 05/01/20	1,500	1,491,090
City & County of San Francisco California Airports Commission, Refunding RB:
Series A, AMT, 5.00%, 05/01/19(d)	10,000	10,402,400
Series A, AMT, 5.00%, 05/01/20(d)	10,000	10,677,100
Series A, AMT, 5.00%, 05/01/21(d)	5,000	5,484,450
Series A, AMT, 5.00%, 05/01/22(d)	5,000	5,605,900
Series A, AMT, 5.00%, 05/01/23(d)	10,000	11,418,100
Series A, AMT, 5.00%, 05/01/47	5,000	5,783,250
Series B, 5.00%, 05/01/47	10,000	11,709,100

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
3.00%, 08/01/21	$3,825	$3,827,524
0.00%, 08/01/26(e)	1,170	756,510
0.00%, 08/01/43(e)	20,000	5,096,600
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,603,320
City of Long Beach California Harbor Revenue, Refunding RB, Series C, 5.00%, 05/15/47	10,000	11,805,900
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	3,600	5,498,424
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 05/15/28	5,000	5,950,700
5.00%, 05/15/32	5,000	5,846,900
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	5,945,800
5.00%, 10/01/32	5,000	5,922,250
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 03/01/23	5,185	5,938,588
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(f):
5.70%, 06/01/46	21,800	21,866,272
5.60%, 06/01/36	8,150	8,290,587
County of Riverside California Transportation Commission, Refunding RB, Series A, 5.00%, 06/01/37	5,000	5,929,600
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B:
5.00%, 05/01/35	5,000	5,938,350
5.00%, 05/01/37	5,000	5,888,600
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/45	5,000	5,812,600
Eastern Municipal Water District Financing Authority, Refunding RB, Series B, 5.00%, 07/01/33	5,000	5,933,850
Etiwanda School District, GO, Election of 2016, Series A, 5.00%, 08/01/46	10,000	11,651,800
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	23,580	23,756,614
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	5,000	5,670,050
Series A-1, 5.00%, 06/01/27	5,000	5,934,200
Series A-1, 5.00%, 06/01/22	5,000	5,634,450
Series A-1, 5.00%, 06/01/25	5,000	5,890,300
Hayward Area Recreation and Park District, GO, Refunding, Series A, 5.00%, 08/01/42	5,000	5,860,400
Imperial Irrigation District Electric System Revenue, Refunding RB, Series B-1, 5.00%, 11/01/46	5,000	5,806,200
Irvine Ranch Water District, Special Assessment Bonds, Build America Bonds, Series B, 6.62%, 05/01/40	8,900	12,335,667
Long Beach Unified School District, GO, Series E:
5.00%, 08/01/41	5,000	5,865,550
5.00%, 08/01/42	5,000	5,857,150
Los Angeles County Metropolitan Transportation Authority, RB, Green Bonds, Series A:
5.00%, 07/01/32	5,000	6,091,750
5.00%, 07/01/37	5,000	5,992,500

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority, RB, Green Bonds, Series A (continued):
5.00%, 07/01/38	$5,000	$5,983,150
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B:
5.00%, 11/01/30	5,000	5,988,200
5.00%, 11/01/31	5,000	5,961,800
5.00%, 11/01/32	5,000	5,935,500
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 08/01/32	5,000	5,865,550
Northern California Gas Authority No. 1, RB, Series B, 1.62%, 07/01/27(b)	5,000	4,836,100
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 02/01/34	5,000	5,917,200
Palomar Health, Refunding RB:
5.00%, 11/01/36	1,890	2,096,142
5.00%, 11/01/39	1,770	1,952,823
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,474,450
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.41%, 12/01/35(b)	10,000	9,001,700
San Diego County Water Authority Financing Corp., Refunding RB, Green Bonds, Series A:
5.00%, 05/01/32	5,000	6,009,700
5.00%, 05/01/33	5,000	5,988,650
San Diego Unified School District, GO, Election of 2012, Series I, 5.00%, 07/01/47	10,000	11,836,300
San Diego Unified School District, GO, Refunding, Series R-5, 5.00%, 07/01/29	5,000	6,058,100
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/41	10,000	11,891,800
State of California, GO:
Build America Bonds, 7.30%, 10/01/39	1,775	2,628,402
Build America Bonds, Various Purpose, 7.60%, 11/01/40	7,125	11,259,067
High Speed Passenger Train Bonds, Series C, 2.02%, 04/01/47(b)	18,400	18,574,984
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/27	5,000	6,103,200
5.00%, 09/01/28	5,000	6,067,800
5.00%, 09/01/30	5,000	6,015,100
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 04/01/37	5,000	5,539,550
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	12,735	12,766,201
5.13%, 06/01/46	7,440	7,450,788
Tuolumne Wind Project Authority, Refunding RB, Series A, 5.00%, 01/01/28	5,000	6,169,100
Turlock Irrigation District, Refunding RB, 1st Priority:
5.00%, 01/01/31	5,000	5,986,750
5.00%, 01/01/34	5,000	5,893,600
5.00%, 01/01/35	5,000	5,862,900
University of California, RB, Limited Project, Series N, 3.12%, 05/15/28	6,470	6,412,093
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,673,700
West Basin Municipal Water District California, Refunding RB, Series A:
5.00%, 08/01/34	5,000	5,864,800
5.00%, 08/01/35	5,000	5,840,850

Security	Par (000)	Value
California (continued)
West Basin Municipal Water District California, Refunding RB, Series A (continued):
5.00%, 08/01/36	$5,000	$5,828,900

		723,478,943
Colorado — 1.0%
Castle Oaks Metropolitan District No. 3, GO:
6.25%, 12/01/44	1,825	1,938,040
5.50%, 12/01/45	2,345	2,364,018
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	5,125	5,264,246
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	1,000	1,031,970
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	125	131,878
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,033,400
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	896,824
5.13%, 11/01/49	765	774,501
Colorado Health Facilities Authority, RB, The Evangelical Lutheran Good Samaritan Society Project, Series R:
5.00%, 06/01/20	1,000	1,079,660
5.00%, 06/01/22	1,000	1,122,310
5.00%, 06/01/24	1,235	1,422,152
5.00%, 06/01/26	1,000	1,169,360
5.00%, 06/01/28	1,500	1,727,460
5.00%, 06/01/29	1,315	1,503,966
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21	5,000	5,400,850
Catholic Health Initiatives, Series A, 5.25%, 02/01/31	5,000	5,331,700
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	5,866,250
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	10,873,800
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	5,000	5,713,900

		55,646,285
Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 07/01/45	5,000	5,447,150
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	8,655	9,142,969
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	7,190	7,707,865
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a):
5.75%, 02/01/24	3,320	3,535,335
5.75%, 02/01/25	3,755	3,980,262
6.25%, 02/01/30	4,930	5,219,785
State of Connecticut, Special Tax Revenue, RB, Build America Bonds, 5.74%, 12/01/29	10,490	12,233,753

		47,267,119
District of Columbia — 1.7%
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	3,500	4,342,975
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 04/01/42	5,000	5,803,550

36	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	$10,000	$11,518,700
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,829,499
Metropolitan Washington Airports Authority, Refunding ARB, AMT:
5.00%, 10/01/19	5,000	5,285,850
5.00%, 10/01/20	5,000	5,440,100
5.00%, 10/01/21	5,000	5,563,250
5.00%, 10/01/24	5,000	5,854,950
5.00%, 10/01/27	5,000	6,063,350
Series A, 5.00%, 10/01/24	5,000	5,854,950
Series A, 5.00%, 10/01/30	5,000	5,742,450
Dulles Toll Road Revenue, Dulles Metrorail Project, Series A, 5.00%, 10/01/53	10,000	10,717,000
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	10,000	11,683,700
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/35	5,000	5,927,400

		95,627,724
Florida — 3.9%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	414,116
5.00%, 11/01/31	500	511,450
5.25%, 11/01/46	3,500	3,547,285
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project(g)(h):
1st Mortgage, Series A, 8.00%, 01/01/34	550	452,128
1st Mortgage, Series A, 8.25%, 01/01/44	940	771,975
1st Mortgage, Series A, 8.25%, 01/01/49	3,010	2,471,511
Series A, 5.75%, 01/01/50	395	356,108
Series B, 7.00%, 01/01/35(b)	1,390	1,308,129
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	335	339,231
5.00%, 05/01/34	750	758,160
5.13%, 05/01/45	1,030	1,040,310
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,411,625
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,213,060
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,500,200
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	1,000	1,117,090
County of Miami-Dade Florida, GO, Refunding, Series A, 5.00%, 07/01/35	5,000	5,787,900
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
Series A, 5.00%, 10/01/36	5,000	5,629,250
Series B, 5.00%, 10/01/19	9,330	9,837,552
Series B, 5.00%, 10/01/40	30,605	35,133,010
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	6,125	6,755,753
County of Miami-Dade Florida School Board, GO, Series A, 5.00%, 03/15/44	10,000	11,332,500
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	5,000	5,573,750

Security	Par (000)	Value
Florida (continued)
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	$1,000	$1,210,940
County of Tampa-Hillsborough Expressway Authority, RB, 5.00%, 07/01/47	10,000	11,509,800
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,425	2,543,655
Florida Department of Management Services, Refunding RB, Florida Facilities Pool Revenue, Series A, 5.00%, 09/01/19	5,000	5,283,600
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 06/15/29	365	391,948
6.00%, 06/15/34	440	469,264
6.13%, 06/15/44	1,685	1,773,917
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,511,400
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42(g)(h)	10,000	11,543,300
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	645	654,256
4.88%, 05/01/35	1,190	1,215,549
4.88%, 05/01/45	2,420	2,437,109
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	1,100	1,113,640
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	1,150	1,173,552
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	6,480	6,733,044
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 05/01/36	2,500	2,438,750
4.63%, 05/01/47	4,500	4,314,870
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,603,750
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	1,870	1,973,093
North Broward Hospital District, Refunding RB, Series B(d):
5.00%, 01/01/35	5,000	5,466,650
5.00%, 01/01/36	5,000	5,453,600
5.00%, 01/01/37	5,000	5,440,550
5.00%, 01/01/38	5,000	5,431,900
State Board of Administration Finance Corp, RB, Series A, 3.00%, 07/01/20	5,000	5,065,750
State of Florida Department of Transportation, RB, 5.00%, 07/01/36	5,000	5,635,550
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 0.00%, 11/01/15	143	99,782
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,169,948
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A2, 6.61%, 05/01/39	150	149,987
Series A3, 0.00%, 05/01/40(f)	360	333,335
Series A4, 0.00%, 05/01/40(f)	190	147,733
Series 2015-2, 0.00%, 05/01/40(f)	490	323,743

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Tolomato Community Development District, Convertible CAB:
Series 1, 0.00%, 05/01/40(f)	$800	$641,760
Series 3, 6.61%, 05/01/40(g)(h)	535	5
Special Assessment, Series 3, 6.38%, 05/01/17(g)(h)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,375,394
5.63%, 05/01/45	3,745	3,768,444
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36(a)	1,500	1,587,180
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	2,325	2,487,797

		218,736,642
Georgia — 1.6%
County of Cobb Georgia Development Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49(d)	3,695	4,274,746
Georgia Housing & Finance Authority, RB, S/F, Series B:
3.40%, 12/01/37	5,000	5,041,350
3.55%, 12/01/42	5,000	5,003,000
4.00%, 12/01/47	5,000	5,385,450
Municipal Electric Authority of Georgia, Refunding RB, Project One, Series A, 5.00%, 01/01/35	5,000	5,612,750
State of Georgia, GO, Refunding:
Series C, 5.00%, 07/01/26	10,000	12,291,100
Series C, 5.00%, 07/01/30	10,000	12,269,800
Series F, 5.00%, 07/01/26	10,000	12,291,100
State of Georgia, GO, Series A-2:
5.00%, 02/01/28	5,000	6,164,700
5.00%, 02/01/29	5,000	6,132,100
5.00%, 02/01/30	5,000	6,099,750
5.00%, 02/01/31	5,000	6,062,950
5.00%, 02/01/32	5,000	6,040,100

		92,668,896
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	250	261,848

Idaho — 0.1%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	7,925	7,846,860

Illinois — 3.3%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	5,000	5,094,500
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/26	5,000	5,179,450
Series C, 5.00%, 12/01/27	4,585	4,723,146
Series C, 5.00%, 12/01/34	5,590	5,726,955
Series F, 5.00%, 12/01/23	7,220	7,593,418
City of Chicago Illinois, GO, Refunding:
Series A, 6.00%, 01/01/38	11,020	12,628,920
Project, Series A, 5.00%, 01/01/35	5,000	5,223,250
Series C, 5.00%, 01/01/40	5,000	5,089,450
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 01/01/40	1,100	1,154,362
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.50%, 05/15/30	1,000	1,065,990

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	$2,500	$2,634,800
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,500,200
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,668,750
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,541,150
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,663,550
Presence Health Network, Series C, 5.00%, 02/15/26	5,000	5,706,100
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds(d):
Series A, 0.00%, 12/15/56(e)	53,465	7,724,623
Series A, 5.00%, 06/15/57	14,590	15,647,921
Series B, 0.00%, 12/15/54(e)	80,195	12,934,652
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/27	5,000	5,882,100
5.00%, 12/01/30	5,000	5,748,950
5.00%, 12/01/41	5,000	5,574,300
State of Illinois, GO:
Pension, 5.10%, 06/01/33	5,000	4,969,000
Series C, 5.00%, 11/01/29	5,000	5,371,650
Series D, 5.00%, 11/01/22	5,000	5,309,900
Series D, 5.00%, 11/01/23	5,000	5,344,700
Series D, 5.00%, 11/01/24	5,000	5,367,650
Series D, 5.00%, 11/01/25	5,000	5,374,550
Series D, 5.00%, 11/01/26	5,000	5,371,450
Series D, 5.00%, 11/01/27	5,000	5,392,800
Series D, 5.00%, 11/01/28	5,000	5,392,800

		185,601,037
Indiana — 0.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,165,060
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	595	664,359
Indiana Finance Authority, RB, Series A:
Baptist Healthcare System Obligated Group, 5.00%, 08/15/51	10,000	10,855,300
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	5,000	5,415,850
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,158,584

		22,259,153
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	10,565	10,958,124
5.50%, 12/01/22	2,500	2,553,225
5.25%, 12/01/25	11,350	12,061,985
5.88%, 12/01/26(a)	9,080	9,617,445
Iowa Higher Education Loan Authority, RB, Private College Facility, Grinnell College Project, 5.00%, 12/01/46	10,000	11,729,400
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, 3.38%, 12/01/25	5,000	4,968,450
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	2,580	2,596,022
Series C, 5.50%, 06/01/42	2,000	2,007,260

38	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed (continued):
Series C, 5.63%, 06/01/46	$4,960	$4,980,336

		61,472,247
Kansas — 0.1%
County of Butler Unified School District No. 385 Andover, GO, Refunding, 5.00%, 09/01/33	5,000	5,917,950

Kentucky — 0.8%
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,559,800
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	27,089,750
Kentucky Economic Development Finance Authority, Refunding RB:
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,564,700
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,408,100
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	3,100	3,852,467

		47,474,817
Louisiana — 0.4%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,920	6,172,251
Louisiana Public Facilities Authority, RB, Provident Group — Flagship Properties LLC, Series A:
5.00%, 07/01/51	10,000	11,040,300
5.00%, 07/01/56	5,000	5,477,600

		22,690,151
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 07/01/39	5,000	5,238,500

Maryland — 3.3%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	608,496
5.25%, 07/01/44	1,220	1,234,201
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,845	3,088,361
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,204,480
County of Montgomery Maryland, GO, Refunding:
Series A, 5.00%, 11/01/21	5,000	5,621,300
Series A, 5.00%, 11/01/23	5,000	5,877,600
Series B, 5.00%, 06/01/22	5,000	5,703,650
Series B, 5.00%, 06/01/23	5,000	5,830,200
Series C, 5.00%, 10/01/21	5,000	5,610,400
Series C, 5.00%, 10/01/22	5,000	5,743,600
Series C, 5.00%, 10/01/23	5,000	5,868,850
Series C, 5.00%, 10/01/27	10,000	12,501,700
Series C, 5.00%, 10/01/29	10,000	12,342,200
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	25,000	27,709,750
5.00%, 09/30/26	10,000	11,007,400
5.00%, 03/31/41	10,000	11,202,100
5.00%, 03/31/46	5,000	5,576,850
5.00%, 03/31/51	10,000	11,097,600

Security	Par (000)	Value
Maryland (continued)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	$1,140	$1,201,241
State of Maryland, GO, Refunding, Series C, 5.00%, 08/01/24	10,000	11,930,000
State of Maryland, GO, Refunding Series B:
5.00%, 08/01/24	13,010	15,520,930
5.00%, 08/01/26	10,000	12,311,400
State of Maryland Department of Transportation, RB, 5.00%, 09/01/21	6,660	7,453,272

		186,245,581
Massachusetts — 4.4%
Commonwealth of Massachusetts, GO:
Green Bond, Series B, 5.00%, 04/01/47	5,000	5,843,450
Series A, 5.00%, 04/01/42	5,000	5,865,700
Series A, 5.00%, 04/01/47	5,000	5,843,450
Series F, 5.00%, 11/01/39	5,000	5,926,900
Series F, 5.00%, 11/01/40	5,000	5,922,150
Series F, 5.00%, 11/01/41	10,000	11,834,800
Series F, 5.00%, 11/01/42	10,000	11,825,400
Series F, 5.00%, 11/01/43	10,000	11,815,900
Series F, 5.00%, 11/01/44	10,000	11,806,400
Series F, 5.00%, 11/01/45	10,000	11,797,000
Series F, 5.00%, 11/01/46	10,000	11,787,600
Massachusetts Bay Transportation Authority, RB, Green Bond, Series A-1, 5.00%, 07/01/46	11,770	13,759,012
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/37	5,000	5,899,750
5.00%, 07/01/38	5,000	5,890,600
5.00%, 07/01/39	5,000	5,881,400
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	5,000	5,796,750
Massachusetts Development Finance Agency, RB, Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	10,997,300
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 07/01/23	5,000	5,749,650
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,832,750
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	5,912,350
Caregroup, Series I, 5.00%, 07/01/27	5,000	5,942,300
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	2,000	2,001,280
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	5,000	5,545,850
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,592,700
Series A, 5.00%, 01/01/22	10,000	10,910,000
Massachusetts Health & Educational Facilities Authority, RB:
Baystate Medical Center, Series I, 5.75%, 07/01/36	5,000	5,340,850
Children’s Hospital, Series M, 5.50%, 12/01/39	10,000	10,779,900
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 01/01/27	1,000	1,017,110
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 11/15/46	10,000	11,635,800
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,727,600
Massachusetts Water Resources Authority, Refunding RB, General, Series C, 5.00%, 08/01/35	5,000	5,916,300
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,968,300

		247,366,302

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan — 1.2%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	$5,000	$5,541,700
Series D (AGM), 1.50%, 07/01/32(b)	5,000	4,618,250
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	5,970,050
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,526,400
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 07/01/34	4,000	4,452,400
Government Loan Program, Series C, 5.00%, 07/01/35	4,000	4,443,880
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,597,100
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,400,400
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	5,000	5,588,700
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	10,880	10,735,622
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,420,980
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,509,300

		65,804,782
Minnesota — 0.6%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 07/01/35	665	667,421
5.50%, 07/01/40	750	745,170
Series A, 5.75%, 07/01/46	1,220	1,223,648
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,719,600
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	3,018,240
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,869,850
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	5,000	6,090,800
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	1,805	1,878,572
6.00%, 09/01/51	2,710	2,850,757
State of Minnesota, GO, Recreational Facilities, Series A, 5.00%, 10/01/23	5,000	5,856,750
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,247,316

		32,168,124
Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	10,815,300

Missouri — 1.1%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 07/01/47	5,000	5,759,350
5.00%, 07/01/42	5,000	5,781,750

Security	Par (000)	Value
Missouri (continued)
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/22	$5,000	$5,666,650
5.00%, 07/01/23	5,000	5,778,950
5.00%, 07/01/25	5,000	5,952,650
5.00%, 07/01/24	5,000	5,879,350
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 08/15/45	1,800	1,849,968
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	7,025	6,996,057
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a):
5.75%, 11/15/36	8,295	8,172,483
6.00%, 11/15/46	5,970	5,905,046
6.00%, 11/15/51	3,360	3,297,773

		61,040,027
Nebraska — 0.1%
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 02/01/43	5,000	5,719,300

Nevada — 0.7%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	5,307,169
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	11,019,000
County of Clark School District, GO, Refunding, Series A:
5.00%, 06/15/23	5,000	5,770,300
5.00%, 06/15/24	5,000	5,860,550
5.00%, 06/15/30	5,000	5,951,350
5.00%, 06/15/31	5,000	5,923,700
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	370	399,811
5.00%, 06/01/24	245	263,669

		40,495,549
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Authority, RB, Catholic Medical Center Issue, 5.00%, 07/01/44	5,000	5,554,000

New Jersey — 5.0%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,142,017
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,625,895
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,263,810
Series A, 5.00%, 11/01/27	5,000	5,681,550
New Jersey EDA, Refunding RB:
5.00%, 06/15/19	5,000	5,237,300
Series B, 5.00%, 11/01/20	5,000	5,345,500
Series B, 5.00%, 11/01/21	5,000	5,433,400
Series B, 5.00%, 11/01/22	5,000	5,505,900
Series B, 5.00%, 11/01/23	5,000	5,580,650
Series B, 5.00%, 11/01/24	5,000	5,599,750
Series B, 5.00%, 11/01/25	5,000	5,624,300
Series B, 5.00%, 11/01/26	5,000	5,667,800
Series YY, 4.45%, 06/15/20	7,125	7,318,230
Sub-Series A (BAM), 5.00%, 07/01/27	5,000	5,817,750

40	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Transit Corp. Projects, Series B, 5.00%, 11/01/19	$5,000	$5,233,300
New Jersey Educational Facilities Authority, Refunding RB:
Kean University Issue, Series C, 3.44%, 09/01/27(d)	2,250	2,237,242
Princeton University, Series A, 5.00%, 07/01/19	7,280	7,678,580
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
Hackensack Meridian Health Obligated Group Issue, 5.00%, 07/01/39	5,000	5,781,750
St. Barnabas Health Care System, 5.00%, 07/01/25	1,000	1,122,990
St. Barnabas Health Care, 5.00%, 07/01/23	1,100	1,243,000
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,493,545
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,472,050
5.00%, 12/01/22	5,000	5,560,850
5.00%, 12/01/23	5,000	5,638,150
New Jersey Transportation Trust Fund Authority, RB:
Build America Bonds, Series B, 6.56%, 12/15/40	10,000	13,072,300
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,625,875
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/19	5,000	5,191,100
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	5,000	5,310,950
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	5,000	5,393,500
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,469,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,543,700
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	5,619,550
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	5,588,050
New Jersey Transportation Trust Fund Authority, Refunding RB (NPFGC):
5.25%, 12/15/21	5,000	5,513,950
Transportation System, Series B, 5.50%, 12/15/21	5,000	5,561,550
South Jersey Port Corp., RB(d):
Marine Terminal, Series B, AMT, 5.00%, 01/01/42	9,525	10,234,422
Marine Terminal, Series B, AMT, 5.00%, 01/01/48	10,000	10,719,200
Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,393,800
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	62,185	59,856,172
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 06/01/23	5,000	5,074,750
5.00%, 06/01/29	2,840	2,845,311

		283,318,889
New Mexico — 0.1%
State of New Mexico, GO, Capital Projects, Series A, 5.00%, 03/01/23	5,000	5,775,100

New York — 12.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	458,328

Security	Par (000)	Value
New York (continued)
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	$5,000	$5,052,400
City of New York New York, GO, Refunding, Series I, 5.00%, 08/01/25	5,000	5,798,600
City of New York New York, GO, Series B-1, 5.00%, 12/01/41	5,000	5,795,800
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,753,650
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,801,450
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	27,700	28,619,363
5.00%, 06/01/42	28,915	27,656,330
5.00%, 06/01/45	6,930	6,544,761
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	4,125	4,234,601
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	14,795	12,223,037
County of Nassau New York Tobacco Settlement Corp., Refunding RB:
Asset-Backed, Series A-3, 5.13%, 06/01/46	6,320	6,158,271
Series A1, 6.83%, 06/01/21	2,602	2,573,376
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,000	5,450,900
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,430,200
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	18,765	17,876,665
Metropolitan Transportation Authority, Refunding RB:
CAB, Series A, 0.00%, 11/15/32(e)	5,365	3,407,473
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	5,958,750
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	5,911,100
Climate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	5,934,850
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/22	5,000	5,708,200
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/23	5,000	5,815,750
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,907,900
Green Bonds, Series A-1, 5.00%, 11/15/45	5,000	5,687,900
Green Bonds, Series C-1, 5.00%, 11/15/25(d)	10,000	11,968,400
Green Bonds, Series C-1, 5.00%, 11/15/26(d)	10,000	12,058,500
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	10,000	11,070,300
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Fiscal 2017, Sub-Series A-2, 2.28%, 05/01/26	5,650	5,297,101
Series E-1, 5.00%, 02/01/43	5,000	5,799,750
Sub Series E-1, 5.00%, 02/01/40	5,000	5,821,550
Sub-Series F-1, 5.00%, 05/01/31	5,000	5,981,850
Sub-Series F-1, 5.00%, 05/01/32	5,000	5,958,900

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued):
Sub-Series F-1, 5.00%, 05/01/33	$5,000	$5,936,000
Sub-Series F-1, 5.00%, 05/01/34	5,000	5,913,250
Sub-Series F-1, 5.00%, 05/01/35	5,000	5,890,600
Sub-Series F-1, 5.00%, 05/01/36	5,000	5,877,050
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	52,927,654
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	240	263,918
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	627,274
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,655	1,981,730
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,902,500
Goldman Sachs Headquarters, 5.25%, 10/01/35	5,000	6,313,500
New York State Dormitory Authority, RB, Series A:
Group B, 5.00%, 03/15/30	10,000	12,095,700
New York University Hospitals Center, 5.00%, 07/01/43	5,000	5,610,650
New York State Dormitory Authority, Refunding RB:
General Purpose, Series D, 5.00%, 02/15/27	5,000	6,080,450
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,746,000
Yeshiva University, 5.00%, 09/01/38	730	741,016
New York State Environmental Facilities Corp., RB, Series D, 3.16%, 01/15/29	825	817,790
New York State Urban Development Corp., Refunding RB, Series B, 2.86%, 03/15/24	15,000	14,922,900
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/34	5,000	5,539,100
5.00%, 07/01/41	10,000	10,978,600
5.00%, 07/01/46	25,000	27,323,000
5.25%, 01/01/50	50,000	55,392,000
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	23,348,914
5.00%, 08/01/31	34,305	36,492,630
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24(a)	1,000	1,000,500
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	7,934,639
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,459,854
Port Authority of New York & New Jersey, Refunding RB, AMT:
195th Series, 5.00%, 10/01/25	5,000	5,922,250
Consolidated Bonds, 5.00%, 10/15/20	5,000	5,448,950
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/25	5,000	6,007,200
State of New York Dormitory Authority, RB:
Bidding Group Bond, Series B, 5.00%, 02/15/38	5,000	5,881,850
Bidding Group Bond, Series B, 5.00%, 02/15/39	5,000	5,872,600
Bidding Group Bond, Series B, 5.00%, 02/15/40	10,000	11,726,700
Bidding Group Bond, Series B, 5.00%, 02/15/41	10,000	11,717,500
Bidding Group Bond, Series B, 5.00%, 02/15/42	10,000	11,708,300
Bidding Group Bond, Series B, 5.00%, 02/15/43	5,000	5,849,550
Sales Tax, Series A, 5.00%, 03/15/43	5,000	5,853,200
Series B, 5.00%, 02/15/33	5,000	5,965,800
Series B, 5.00%, 02/15/34	10,000	11,875,300
Series B, 5.00%, 02/15/35	5,000	5,918,950

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB (continued):
Series B, 5.00%, 02/15/36	$5,000	$5,905,000
Series B, 5.00%, 02/15/37	5,000	5,891,100
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 07/01/42	5,000	5,560,000
Touro College & University, Series B, 5.75%, 01/01/29	1,700	1,668,363
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	5,000	5,797,450
Town of Oyster Bay New York, GO, Refunding, BAN, Series C, 4.00%, 06/01/18	5,040	5,084,150
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/20	5,000	5,481,400
Westchester County Healthcare Corp., Refunding RB, Senior Lien, Series B, 5.13%, 11/01/20	5,000	5,412,700

		712,381,538
North Carolina — 0.8%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	10,694,600
North Carolina Housing Finance Agency, RB, S/F, Series 38-B, 3.85%, 07/01/37	5,000	5,174,350
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.30%, 01/01/18	555	555,888
4.50%, 01/01/19	520	530,010
4.75%, 01/01/21	270	279,763
5.00%, 01/01/22	290	301,519
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,477,534
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	2,500	2,956,700
Vidant Health, 5.00%, 06/01/33	5,000	5,685,550
Vidant Health, 5.00%, 06/01/45	5,000	5,582,000
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	5,818,750
5.00%, 05/01/35	5,000	5,814,300
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,079,651

		47,950,615
Ohio — 2.1%
American Municipal Power, Inc., Refunding RB, Series B:
Build America Bonds, 6.45%, 02/15/44	10,000	13,411,300
Prairie State Energy Campus Project, 0.00%, 02/15/34(b)(f)	5,000	5,190,950
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 06/01/47	61,690	58,521,602
6.50%, 06/01/47	2,500	2,477,825
County of Cuyahoga Ohio, RB, Quicken Loans Arena Project, Series C, 3.23%, 07/01/29	1,000	1,004,160
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 07/01/42	7,385	8,584,989
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,577,200
Ohio Air Quality Development Authority, RB, Pratt Paper (Ohio) LLC Project, AMT, 4.25%, 01/15/38(a)(d)	3,460	3,539,684
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	6,915,685
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,496,139

42	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, AMT, Portsmouth Bypass Project (continued):
5.00%, 06/30/22	$2,190	$2,475,664
5.00%, 06/30/21	1,975	2,191,243
5.00%, 12/31/22	1,550	1,767,697
5.00%, 06/30/23	1,305	1,496,352

		119,650,490
Oklahoma — 0.4%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 04/01/23	565	570,724
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(b)	17,820	19,372,300

		19,943,024
Oregon — 0.6%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	930,541
County of Multnomah Portland School District No. 1, GO, Taxable, Series A, 1.65%, 06/15/20	10,000	9,887,100
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 07/01/47	5,000	5,759,150
5.00%, 07/01/47	5,000	5,666,000
State of Oregon, GO, Refunding Article XI-Q, Series F, 5.00%, 05/01/39	5,000	5,839,300
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	5,000	5,597,200
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,056,080
5.00%, 11/15/51	730	768,157

		35,503,528
Pennsylvania — 3.8%
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
5.00%, 08/01/22	5,000	5,635,400
5.00%, 08/01/23	5,000	5,732,300
5.00%, 08/01/24	5,000	5,818,800
5.00%, 08/01/31	5,000	5,869,550
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	5,000	5,508,850
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,466,529
5.63%, 07/01/42	1,675	1,842,366
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, 5.00%, 10/01/23	5,000	5,796,900
Commonwealth Financing Authority, RB, Series A, 4.14%, 06/01/38	3,945	4,153,178
Commonwealth of Pennsylvania, GO, Refunding, 2nd Series, 5.00%, 01/15/22	5,000	5,589,450
County of Berks IDA, Refunding RB, Tower Health Projects:
5.00%, 11/01/26	5,000	5,918,100
5.00%, 11/01/47	10,000	11,184,300
5.00%, 11/01/50	10,000	11,104,900

Security	Par (000)	Value
Pennsylvania (continued)
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	$895	$962,787
5.00%, 12/01/23	985	1,061,475
5.00%, 12/01/24	1,035	1,115,896
5.00%, 12/01/25	750	804,578
5.25%, 12/01/45	1,500	1,555,440
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 04/01/33	1,575	1,621,132
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	4,898,348
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,499,550
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,265	2,622,281
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 12/31/34	5,000	5,602,300
AMT, 5.00%, 06/30/42	5,000	5,594,400
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	6,318,250
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,767,150
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	5,000	5,610,200
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,176,812
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,422,700
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,554,750
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	6,170	6,934,586
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	4,495	5,089,778
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,825,408
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,444,968
Pennsylvania Housing Finance Agency, RB, Series 123B, 3.90%, 10/01/37	5,000	5,150,300
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	5,000	4,848,100
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.30%, 12/01/19(c)	5,000	5,361,200
Pennsylvania Turnpike Commission, Refunding RB, Motor License Fund, Enhanced Turnpike, Second Series, 5.00%, 12/01/35	10,000	11,556,700
Philadelphia Authority for Industrial Development, Refunding RB:
Thomas Jefferson University, Series A, 5.00%, 09/01/35	5,000	5,680,600
Thomas Jefferson University, Series A, 5.00%, 09/01/36	5,000	5,667,800
Wesley Enhanced Living Obligated Group, 5.00%, 07/01/42	775	818,431
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	3,100	3,403,552
University of Pittsburgh-of the Commonwealth System of Higher Education, Refunding RB, 2.53%, 09/15/22	10,250	10,304,325

		211,894,420

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico — 0.9%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	$6,060	$5,874,382
5.63%, 05/15/43	23,100	22,258,236
Commonwealth of Puerto Rico, GO, Refunding, Series A(g)(h):
Public Improvement, 5.50%, 07/01/39	6,100	1,387,750
8.00%, 07/01/35	16,450	3,948,000
Commonwealth of Puerto Rico, GO, 6.00%, 07/01/38(g)(h)	6,950	1,581,125
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	14,670	9,095,400
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	9,770	6,057,400

		50,202,293
Rhode Island — 0.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	5,000	5,344,250
Series B, 4.50%, 06/01/45	5,000	5,041,150

		10,385,400
South Carolina — 1.2%
South Carolina Job-EDA, RB, Series A, 5.25%, 08/15/46(a)	1,000	1,007,670
South Carolina Public Service Authority, RB:
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	5,545	7,542,919
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,787,000
Series A, 5.00%, 12/01/49	5,000	5,474,700
South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,782,200
Series A, 5.00%, 12/01/50	5,000	5,528,650
State of South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	3,160	4,106,862
Santee Cooper, Series E, 5.50%, 12/01/53	5,000	5,622,500
Series E, 5.00%, 12/01/48	5,000	5,475,750
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series A, 5.75%, 12/01/43	5,000	5,728,250
Series C, 5.00%, 12/01/46	10,000	11,040,600

		68,097,101
Tennessee — 1.5%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	1,000	1,120,180
5.00%, 04/01/24	1,000	1,134,740
5.00%, 04/01/25	1,000	1,146,890
5.00%, 04/01/27	1,400	1,628,704
5.00%, 04/01/28	1,000	1,158,950
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds:
Graceland Project, Series B, 5.45%, 07/01/45	575	609,885
Series C, 7.00%, 07/01/45	4,200	4,191,432
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	5,000	5,578,800
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,618,300

Security	Par (000)	Value
Tennessee (continued)
Tennessee Energy Acquisition Corp., RB:
Gas Project, Series A, 4.00%, 05/01/48(b)	$50,000	$54,458,000
Series C, 5.00%, 02/01/23	5,000	5,679,050

		82,324,931
Texas — 9.8%
Aldine Independent School District, GO, Refunding, (PSF-GTD), 5.00%, 02/15/30	5,000	6,034,900
Allen Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/42	10,000	11,561,400
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 03/01/44	1,250	1,302,375
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 08/15/42	5,000	5,548,000
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	7,976,978
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,098,470
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,304,800
Subordinate Lien, Series A, 5.00%, 07/01/23	5,000	5,576,050
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,272,180
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	15,950	16,989,781
City of Hutto Texas, GO(AGM)GO(AGM)GO (AGM), 5.00%, 08/01/57	5,000	5,671,350
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 01/01/23	985	1,025,375
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,606,054
County of Wichita Texas, GO, 5.00%, 09/15/42	5,000	5,805,150
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,342,600
Series C, 5.13%, 11/01/43	5,000	5,517,450
Series H, 5.00%, 11/01/45	10,000	10,859,100
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,555,150
Decatur Hospital Authority, Refunding RB, 5.25%, 09/01/44	1,880	2,031,378
Lone Star College System, GO, Series A, 5.00%, 08/15/42	5,000	5,833,350
Mansfield Independent School District, GO, (PSF_GTD), 5.00%, 02/15/47	10,000	11,622,900
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31(a)	10,960	11,492,546
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A(a):
5.00%, 08/15/36	4,055	4,104,836
5.00%, 08/15/46	4,055	4,030,224
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 08/15/32	5,015	5,571,164
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/36	5,000	5,784,900
1st Tier-Series A, 5.00%, 01/01/39	10,000	11,652,000
1st Tier-Series A, 5.00%, 01/01/43	20,000	23,228,800
1st Tier-Series A, 5.00%, 01/01/48	10,000	11,567,500
2nd Tier-Series B, 5.00%, 01/01/39	5,000	5,703,900
2nd Tier-Series B, 5.00%, 01/01/43	10,000	11,374,000

44	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB (continued):
2nd Tier-Series B, 5.00%, 01/01/48	$20,000	$22,664,000
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	10,000	12,034,700
Princeton Independent School District, GO, Unlimited Tax School Building Bonds (PSF-GTD), 5.25%, 02/15/47	5,000	5,978,050
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(g)(h)	2,570	1,490,600
Richardson Independent School District, GO, Unlimited Tax, School Building (PSF-GTD), 5.00%, 02/15/42	10,000	11,537,700
State of Texas, GO, Mobility Fund, Series B, 5.00%, 10/01/36	25,000	29,338,500
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 1.58%, 12/15/26(b)	5,000	4,861,300
Series D, 6.25%, 12/15/26	60,000	72,939,600
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	5,000	5,577,400
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,466,700
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,377,500
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	11,413,400
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	11,367,300
Natural Gas Utility Improvements, 5.00%, 12/15/29	8,300	9,246,034
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,557,400
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,552,450
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	11,070,100
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	14,845	16,421,242
5.00%, 12/31/45	10,000	11,024,800
5.00%, 12/31/50	5,000	5,493,950
5.00%, 12/31/55	10,000	10,951,200
Texas Water Development Board, RB, Series A:
5.00%, 10/15/42	5,000	5,913,800
5.00%, 10/15/47	10,000	11,780,600
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	2,000	2,029,120
United Independent School District, GO, School Building (PSF-GTD), 5.00%, 08/15/42	5,000	5,872,600
University of Houston, Refunding RB, Series A:
5.00%, 02/15/33	5,000	5,844,400
5.00%, 02/15/34	5,000	5,828,400
5.00%, 02/15/35	5,000	5,808,450

		554,485,957
Utah — 0.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	5,000	5,759,350
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	531,002
5.13%, 07/15/49	4,830	4,840,819

		11,131,171
Vermont — 0.1%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	5,000	5,776,200

Virginia — 2.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,086,624
5.50%, 03/01/46	6,210	6,415,241

Security	Par (000)	Value
Virginia (continued)
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	$1,000	$1,029,750
5.40%, 03/01/45	2,000	2,057,720
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 07/01/46	10,000	11,212,800
5.00%, 07/01/51	10,000	11,141,800
County of Fairfax Virginia Sewer Revenue, RB, 5.00%, 07/15/44	5,000	5,926,000
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 07/01/22	980	1,022,013
Residential Care Facility, 5.00%, 07/01/47	1,985	2,051,239
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	680,725
5.00%, 06/01/23	420	453,583
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	1,000	997,140
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	2,905	2,972,076
5.00%, 03/01/45	2,980	3,021,333
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	13,645	12,209,955
University of Virginia, RB, Series C, 4.18%, 09/01/17	4,380	4,460,942
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	3,340	3,563,079
Virginia College Building Authority, Refunding RB, 21st Century College & Equipment Programs, Series B, 5.00%, 02/01/22	5,000	5,631,750
Virginia Commonwealth Transportation Board, Refunding RB, 5.00%, 03/15/25(d)	10,000	11,916,300
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,670,150
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,618,450
5.00%, 12/31/49	5,000	5,605,450
5.00%, 12/31/52	5,000	5,562,450
5.00%, 12/31/56	5,000	5,528,300
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(b)	5,000	5,005,450

		120,840,320
Washington — 2.1%
Energy Northwest, RB, Columbia Generating Station Electric Revenue Bonds, Series E, 2.20%, 07/01/19	10,000	10,028,600
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,319,538
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/20	5,000	5,382,750
Series C, 5.00%, 05/01/21	5,000	5,514,350
Series C, 5.00%, 05/01/22	5,000	5,627,600
Series C, 5.00%, 05/01/27	5,265	6,372,124
Series D, 5.00%, 05/01/21	5,000	5,514,350
Series D, 5.00%, 05/01/23	5,000	5,740,300
Series D, 5.00%, 05/01/24	5,000	5,835,700
Series D, 5.00%, 05/01/25	5,000	5,914,650
Series D, 5.00%, 05/01/26	5,000	5,992,850

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
State of Washington, GO:
Series A-1, 5.00%, 08/01/40	$5,000	$5,820,700
Various Purpose, Series A, 5.00%, 08/01/40	10,000	11,720,800
Various Purpose, Series A, 5.00%, 08/01/41	10,000	11,711,600
Various Purpose, Series A, 5.00%, 08/01/42	10,000	11,702,400
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/41	10,000	10,487,100

		115,685,412
West Virginia — 0.6%
West Virginia Commissioner of Highways, RB, Surface Transportation Improvements, Series A, 5.00%, 09/01/20	5,000	5,433,000
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 06/01/23	5,000	5,691,350
5.00%, 06/01/24	5,000	5,783,950
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	17,440	16,838,494

		33,746,794
Wisconsin — 2.1%
Public Finance Authority, RB, Delray Beach Radiation Therapy, 7.00%, 11/01/46(a)	5,085	5,289,315
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,175	3,256,026
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,256,883
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,702,302
State of Wisconsin, GO, Refunding, Series-2:
5.00%, 11/01/22	5,000	5,733,150
5.00%, 11/01/23	10,000	11,706,300
State of Wisconsin, GO, Series B:
5.00%, 05/01/32	5,000	5,892,250
5.00%, 05/01/33	5,000	5,873,700
5.00%, 05/01/34	5,000	5,855,200
5.00%, 05/01/36	5,000	5,825,750
5.00%, 05/01/38	10,000	11,614,900
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	7,740	7,857,726
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	10,000	11,067,900
Health System, 5.00%, 02/15/46	5,100	5,629,329
5.00%, 02/15/40	10,000	10,758,300
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	5,000	5,761,350
Mile Bluff Medical Center, 5.50%, 05/01/34	875	901,110
Mile Bluff Medical Center, 5.75%, 05/01/39	1,060	1,091,376
Thedacare, Inc., 5.00%, 12/15/44	5,000	5,461,250

		117,534,117

Total Municipal Bonds — 90.3% (Cost — $5,037,844,505)		5,085,088,868

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Arizona — 0.4%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/42	10,000	11,120,324
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,513,000

		22,633,324

Security	Par (000)	Value
California — 4.4%
California Educational Facilities Authority, 5.00%, 10/01/46	$10,000	$11,651,114
California Educational Facilities Authority, RB, California Institute of Technology:
5.00%, 11/01/19(c)	10,000	10,660,761
5.00%, 09/01/45	10,490	11,955,661
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	11,174,284
Stanford Hospital and Clinics, 5.00%, 08/15/51	10,000	11,328,925
Sutter Health, 5.00%, 08/15/52	10,000	11,209,875
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	12,992,900
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,295,903
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	12,043,750
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	11,239,717
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,327,528
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	11,224,176
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	10,000	11,218,450
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,128,695
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	11,467,700
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,565,871
5.00%, 11/01/43	8,530	9,594,085
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,434,750
Manteca California Unified School District, GO, 5.00%, 08/01/40	10,000	11,598,900
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	10,000	11,131,825
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,116,622
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	11,286,300

		247,647,792
Connecticut — 0.2%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,320,600

Delaware — 0.2%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,670,666

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Green Bonds, Series A, 5.00%, 10/01/52	10,000	11,512,525
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,174,600
Metropolitan Washington Airports Authority, ARB, AMT, 5.00%, 10/01/42	10,000	11,514,900

		34,202,025

46	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida — 0.8%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, (AGM), 5.00%, 07/01/42	$10,000	$11,113,450
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	10,000	11,706,525
Greater Orlando Aviation Authority, AMT, Series A, 5.00%, 10/01/46	10,000	11,415,075
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,363,300

		45,598,350
Georgia — 0.8%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,067,284
Clarke County Hospital Authority, Refunding RB, Piedmont Healthcare, Inc. Project, Series A, 5.00%, 07/01/46	10,000	11,225,425
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49	10,000	11,550,800

		45,843,509
Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,395,150

Indiana — 0.2%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,210,800

Louisiana — 0.4%
New Orleans Aviation Board, Series B, AMT:
5.00%, 01/01/40	10,000	11,149,975
General Apartment, 5.00%, 01/01/48	10,000	11,338,975

		22,488,950
Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,180,587
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	11,168,215

		22,348,802
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,277,425
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	10,000	11,177,120
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	11,419,774

		33,874,319
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,313,200

Minnesota — 0.2%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,329,162

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	11,009,000
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 05/01/43	10,000	11,272,250
5.00%, 05/01/45	10,000	11,587,700

		33,868,950

Security	Par (000)	Value
Nevada — 0.2%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	$10,000	$11,170,100

New York — 1.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,220,600
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	10,000	11,597,525
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,612,475
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	10,000	11,682,150
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	10,000	11,427,177
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,417,700
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 03/15/35	10,000	11,501,125
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,631,900
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,818,200

		103,908,852
North Carolina — 0.6%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	11,752,700
5.00%, 07/01/47	10,000	11,713,400
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,391,141

		34,857,241
Oklahoma — 0.2%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 07/01/45	10,000	11,617,200

Pennsylvania — 1.0%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 08/15/46	10,000	11,356,675
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,364,275
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	11,025,174
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	20,000	22,866,275

		56,612,399
South Carolina — 0.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(c)	10,000	10,999,750

Tennessee — 0.2%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	11,035,825

Texas — 0.4%
North Texas Tollway Authority, Refunding RB, Capital Appreciation, System, 1st Tier, Series I (AGC), 6.20%, 01/01/42	10,000	12,517,900

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	$10,000	$10,960,000

		23,477,900
Utah — 0.6%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,481,600
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	10,000	11,571,275
Utah State Transit Authority Sales Tax, RB, 5.00%, 06/15/38	10,000	11,522,543

		34,575,418
Virginia — 0.8%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,448,325
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,774,825
County Of Fairfax Industrial Development Authority, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	11,309,375
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,523,400

		46,055,925
Washington — 0.8%
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,773,700
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,646,500
5.00%, 08/01/38	10,000	11,347,271
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,026,277

		45,793,748
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,052,500
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	10,000	10,805,300
Thedacare Inc., 5.00%, 12/15/44	10,000	10,913,700

		32,771,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.7% (Cost — $969,105,039)		999,621,457

Security	Shares	Value
Investment Companies — 0.3%
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	$5,559,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,360,000

Total Investment Companies — 0.3% (Cost — $14,623,500)		14,919,000

Total Long-Term Investments — 109.5% (Cost — $6,085,253,880)		6,165,207,375

Short-Term Investment Fund
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(j)(k)	122,981,871	123,018,765

Total Short-Term Securities — 2.2% (Cost — $123,016,342)		123,018,765

Total Investments — 111.7% (Cost — $6,208,270,222)		6,288,226,140
Liabilities in Excess of Other Assets — (1.1)%		(64,390,374)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(595,573,818)

Net Assets — 100.0%		$5,628,261,948

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.
(j)	Annualized 7-day yield as of period end.

(k)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/2017	Shares Purchased	Shares Sold		Shares Held at 11/30/2017	Value at 11/30/2017	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	324,126,841	—	(201,144,970	)(b)	122,981,871	$123,018,765	$727,480	$37,990	$(2,638)
iShares National Municipal Bond Fund	—	1,665,000	(1,665,000)		—	—	219,899	63,878	—

						$123,018,765	$947,379	$101,868	$(2,638)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

48	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	2,548	03/20/18	$316,071	$1,282,903
Long U.S. Treasury Bond	3,488	03/20/18	529,195	5,616,813
5-Year U.S. Treasury Note	1,363	03/29/18	158,577	441,621

				$7,341,337

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$—	$—	$7,341,337	$—	$7,341,337

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the Six Months ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$9,387,923	$—	$9,387,923

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$21,775,595	$—	$21,775,595

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,085,625	(a)
Average notional value of contracts — short	1,768,751,039

(a)	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$14,919,000	$6,150,288,375	$—	$6,165,207,375
Short-Term Securities	123,018,765	—	—	123,018,765

	$137,937,765	$6,150,288,375	$—	$6,288,226,140

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$7,341,337	$—	$—	$7,341,337

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $594,144,951 are categorized as Level 2 within the disclosure hierarchy.

During the period ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.

50	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

November 30, 2017

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)	$1,625,846,577	$298,458,891	$552,792,384	$6,165,207,375
Investments at value — affiliated(b)	61,006,709	8,035,739	941,563	123,018,765
Cash	2,602,055	56,828	92,547	42,885
Cash pledged for futures contracts	6,175,900	177,000	286,750	22,723,800
Receivables:
Interest — unaffiliated	17,506,480	4,470,201	7,796,434	75,978,564
Investments sold	15,785,247	—	2,455,184	60,513,994
Capital shares sold	7,688,215	359,687	1,373,316	17,023,687
Variation margin on futures contracts	1,319,840	41,710	64,049	4,825,612
Dividends — affiliated	31,450	5,826	2,779	127,149
Prepaid expenses	50,967	15,139	15,001	162,616

Total assets	1,738,013,440	311,621,021	565,820,007	6,469,624,447

ACCRUED LIABILITIES
Payables:
Investments purchased	5,980,165	3,159,022	5,366,183	226,118,893
Capital shares redeemed	2,146,003	355,804	1,421,479	11,613,612
Income dividends	1,168,587	360,099	879,498	4,385,895
Investment advisory fees	475,544	109,152	195,467	2,107,470
Service and distribution fees	219,758	43,399	52,637	453,551
Interest expense and fees	71,599	51,275	187,610	1,433,876
Recoupment of past waived fees	9,810	—	—	—
Officer’s and Trustees’ fees	5,190	3,312	3,846	15,387
Other affiliates	—	137	186	1,057
Other accrued expenses	230,267	97,171	95,724	1,087,807

Total accrued liabilities	10,306,923	4,179,371	8,202,630	247,217,548

OTHER LIABILITIES
TOB Trust Certificates	101,137,182	16,418,726	64,723,674	594,144,951

Total liabilities	111,444,105	20,598,097	72,926,304	841,362,499

NET ASSETS	$1,626,569,335	$291,022,924	$492,893,703	$5,628,261,948

(a) Investments at cost — unaffiliated	$1,592,145,763	$280,470,749	$528,085,739	$6,085,253,880
(b) Investments at cost — affiliated	$61,002,796	$8,035,657	$941,563	$123,016,342

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities  (unaudited) (continued)

November 30, 2017

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

NET ASSETS CONSIST OF:
Paid-in capital	$1,586,612,655	$276,698,312	$487,602,521	$5,561,665,108
Undistributed net investment income	642,846	908,213	775,567	1,538,813
Undistributed net realized gain (accumulated net realized loss)	3,010,901	(4,663,323)	(20,334,380)	(22,239,228)
Net unrealized appreciation (depreciation)	36,302,933	18,079,722	24,849,995	87,297,255

Net Assets	$1,626,569,335	$291,022,924	$492,893,703	$5,628,261,948

NET ASSET VALUE

Institutional:
Net assets	$882,044,052	$156,566,442	$344,905,108	$4,150,750,691

Shares outstanding, unlimited number of shares authorized, $0.10 par value	69,722,359	14,078,302	31,087,032	357,509,023

Net asset value	$12.65	$11.12	$11.09	$11.61

Service:
Net assets	$—	$8,094,246	$1,544,198	$—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	727,852	139,037	—

Net asset value	$—	$11.12	$11.11	$—

Investor A:
Net assets	$503,916,961	$74,885,773	$96,942,512	$1,192,185,463

Shares outstanding, unlimited number of shares authorized, $0.10 par value	39,869,440	6,728,641	8,728,452	102,729,110

Net asset value	$12.64	$11.13	$11.11	$11.61

Investor A1:
Net assets	$122,969,871	$21,443,534	$14,462,495	$29,781,346

Shares outstanding, unlimited number of shares authorized, $0.10 par value	9,720,778	1,925,977	1,301,592	2,565,585

Net asset value	$12.65	$11.13	$11.11	$11.61

Investor C:
Net assets	$115,032,251	$28,686,624	$33,466,594	$255,544,448

Shares outstanding, unlimited number of shares authorized, $0.10 par value	9,092,858	2,580,397	3,013,942	22,012,143

Net asset value	$12.65	$11.12	$11.10	$11.61

Investor C1:
Net assets	$2,606,200	$1,346,305	$1,572,796	$—

Shares outstanding, unlimited number of shares authorized, $0.10 par value	205,996	121,070	141,767	—

Net asset value	$12.65	$11.12	$11.09	$—

See notes to financial statements.

52	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended November 30, 2017

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund

INVESTMENT INCOME
Interest — unaffiliated	$24,059,569	$5,976,899	$11,849,374	$93,999,853
Dividends — affiliated	277,634	20,882	10,576	947,379
Dividends — unaffiliated	—	—	—	301,466

Total investment income	24,337,203	5,997,781	11,859,950	95,248,698

EXPENSES
Investment advisory	2,724,980	747,342	1,272,088	13,475,126
Service and distribution — class specific	1,229,131	269,590	343,819	2,672,843
Transfer agent — class specific	267,204	132,283	289,750	1,588,848
Accounting services	126,266	33,212	51,421	404,998
Professional	50,971	41,731	43,013	102,505
Registration	49,907	11,629	13,299	173,698
Custodian	27,997	7,325	11,626	89,292
Trustees and Officer	17,836	9,884	11,346	44,718
Printing	11,408	13,505	13,231	29,955
Miscellaneous	27,775	15,603	16,738	74,327
Recoupment of past fees waived and/or reimbursed	9,810	—	—	—
Recoupment of past fees waived and/or reimbursed — class specific	14,941	—	—	—

Total expenses excluding interest expense and fees	4,558,226	1,282,104	2,066,331	18,656,310
Interest expense and fees(a)	565,351	111,608	488,228	4,164,606

Total expenses	5,123,577	1,393,712	2,554,559	22,820,916
Less:
Fees waived by the Manager	(38,306)	(92,424)	(91,834)	(1,452,331)
Transfer agent fees waived and/or reimbursed — class specific	(80,545)	(131,939)	(289,515)	—

Total expenses after fees waived and/or reimbursed	5,004,726	1,169,349	2,173,210	21,368,585

Net investment income	19,332,477	4,828,432	9,686,740	73,880,113

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	9,702,562	597,720	355,723	26,708,751
Investments — affiliated	2,258	3,605	4,116	101,868
Futures contracts	2,082,224	41,501	14,982	9,387,923

	11,787,044	642,826	374,821	36,198,542

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(12,740,363)	824,705	(5,709,796)	(40,488,308)
Investments — affiliated	1,496	(1,135)	—	(2,638)
Futures contracts	6,428,137	218,557	351,640	21,775,595

	(6,310,730)	1,042,127	(5,358,156)	(18,715,351)

Net realized and unrealized gain (loss)	5,476,314	1,684,953	(4,983,335)	17,483,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,808,791	$6,513,385	$4,703,405	$91,363,304

(a)	Related to TOB Trusts.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Six Months Ended 11/30/17 (unaudited)	Year Ended 05/31/17	Six Months Ended 11/30/17 (unaudited)	Year Ended 05/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$19,332,477	$32,315,047	$4,828,432	$9,679,908
Net realized gain	11,787,044	5,240,714	642,826	792,407
Net change in unrealized appreciation (depreciation)	(6,310,730)	(20,661,924)	1,042,127	(10,052,624)

Net increase in net assets resulting from operations	24,808,791	16,893,837	6,513,385	419,691

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(10,516,700)	(15,542,871)	(2,613,814)	(4,803,569)
Service	—	—	(142,544)	(331,505)
Investor A	(6,000,584)	(10,615,172)	(1,295,931)	(2,687,344)
Investor A1	(1,706,801)	(3,651,556)	(380,918)	(840,110)
Investor C	(1,043,578)	(2,182,017)	(373,903)	(805,667)
Investor C1	(29,606)	(313,499)	(20,290)	(204,042)

Decrease in net assets resulting from distributions to shareholders	(19,297,269)	(32,305,115)	(4,827,400)	(9,672,237)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	328,931,004	189,578,541	6,860,981	158,504

NET ASSETS
Total increase (decrease) in net assets	334,442,526	174,167,263	8,546,966	(9,094,042)
Beginning of period	1,292,126,809	1,117,959,546	282,475,958	291,570,000

End of period	$1,626,569,335	$1,292,126,809	$291,022,924	$282,475,958

Undistributed net investment income, end of period	$642,846	$607,638	$908,213	$907,181

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Municipal Opportunities Fund
	Six Months Ended 11/30/17 (unaudited)	Year Ended 05/31/17	Six Months Ended 11/30/17 (unaudited)	Year Ended 05/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$9,686,740	$18,276,332	$73,880,113	$124,958,846
Net realized gain (loss)	374,821	(1,920,926)	36,198,542	(7,535,250)
Net change in unrealized appreciation (depreciation)	(5,358,156)	(14,223,646)	(18,715,351)	(48,590,249)

Net increase in net assets resulting from operations	4,703,405	2,131,760	91,363,304	68,833,347

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(6,295,081)	(12,646,912)	(55,611,857)	(90,973,876)
Service	(28,739)	(48,507)	—	—
Investor A	(2,503,014)	(3,721,042)	(15,073,635)	(27,868,100)
Investor A1	(300,925)	(617,044)	(431,079)	(835,147)
Investor C	(522,028)	(1,073,283)	(2,432,236)	(4,661,562)
Investor C1	(27,684)	(144,353)	—	—
From net realized gain:
Institutional	—	—	—	(42,651,988)
Investor A	—	—	—	(14,889,509)
Investor A1	—	—	—	(405,560)
Investor C	—	—	—	(3,522,931)

Decrease in net assets resulting from distributions to shareholders	(9,677,471)	(18,251,141)	(73,548,807)	(185,808,673)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	17,210,970	24,499,996	765,780,408	355,613,670

NET ASSETS
Total increase in net assets	12,236,904	8,380,615	783,594,905	238,638,344
Beginning of period	480,656,799	472,276,184	4,844,667,043	4,606,028,699

End of period	$492,893,703	$480,656,799	$5,628,261,948	$4,844,667,043

Undistributed net investment income, end of period	$775,567	$766,298	$1,538,813	$1,207,507

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statement of Cash Flows

Six Months Ended November 30, 2017 (unaudited)

BlackRock Pennsylvania Municipal Bond Fund

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,703,405
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments	47,244,463
Purchases of long-term investments	(89,587,530)
Net proceeds from sales of short-term securities	19,152,183
Amortization of premium and accretion of discount on investments and other fees	807,361
Net realized gain on investments	(359,839)
Net unrealized loss on investments	5,709,796
(Increase) Decrease in Assets:
Cash pledged for futures contracts	309,000
Receivables:
Interest — unaffiliated	(577,359)
Dividends — affiliated	8,315
Variation margin on futures contracts	(64,049)
Prepaid expenses	(2,199)
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(173,538)
Interest expense and fees	31,110
Other affiliates	(2,509)
Service and distribution fees	(5,706)
Accounting fees	(93,510)
Transfer agent fees	(66,080)
Officer’s and Trustees’ fees	720
Variation margin on futures contracts	(83,578)
Other accrued expenses	1,933

Net cash used for operating activities	(13,047,611)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Proceeds from issuance of capital shares	88,727,888
Payments on redemption of capital shares	(75,899,979)
Proceeds from TOB Trust Certificates	7,857,302
Repayments of TOB Trust Certificates	(2,197,460)
Proceeds from Loan for TOB Trust Certificates	1,832,302
Repayments of Loan for TOB Trust Certificates	(1,832,302)
Cash dividends paid to shareholders	(5,347,593)

Net cash provided by financing activities	13,140,158

CASH
Net increase in cash	92,547
Cash at beginning of period	—

Cash at end of period	$92,547

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$457,118

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to shareholders	4,320,917

See notes to financial statements.

56	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016		2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$12.73		$12.33		$12.22	$12.54	$12.48

Net investment income(a)	0.17		0.36		0.39		0.43	0.47	0.45
Net realized and unrealized gain (loss)	0.06		(0.13)		0.40		0.11	(0.22)	0.09

Net increase from investment operations	0.23		0.23		0.79		0.54	0.25	0.54

Distributions:(b)
From net investment income	(0.18)		(0.36)		(0.39)		(0.43)	(0.47)	(0.46)
From net realized gain	—		—		—		—	(0.10)	(0.02)

Total distributions	(0.18)		(0.36)		(0.39)		(0.43)	(0.57)	(0.48)

Net asset value, end of period	$12.65		$12.60		$12.73		$12.33	$12.22	$12.54

Total Return(c)
Based on net asset value	1.83	%(d)	1.88%		6.54%		4.46%	2.31%	4.26%

Ratios to Average Net Assets
Total expenses	0.54	%(e)(f)	0.61	%(f)	0.68	%(g)	0.73%	0.81%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.52	%(e)(f)	0.54	%(f)	0.66%		0.68%	0.81%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(h)	0.44	%(e)(f)	0.46	%(f)	0.62%		0.64%	0.73%	0.65%

Net investment income	2.65	%(e)(f)	2.88	%(f)	3.10%		3.49%	3.96%	3.54%

Supplemental Data
Net assets, end of period (000)	$882,044		$611,571		$494,888		$315,431	$206,904	$293,150

Borrowings outstanding, end of period (000)	$101,137		$60,642		$40,310		$69,453	$23,653	$101,940

Portfolio turnover rate	62%		142%		119%		70%	33%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$12.58		$12.71		$12.32	$12.21	$12.53	$12.47

Net investment income(a)	0.16		0.33		0.36	0.40	0.45	0.42
Net realized and unrealized gain (loss)	0.06		(0.13)		0.40	0.11	(0.23)	0.09

Net increase from investment operations	0.22		0.20		0.76	0.51	0.22	0.51

Distributions:(b)
From net investment income	(0.16)		(0.33)		(0.37)	(0.40)	(0.44)	(0.43)
From net realized gain	—		—		—	—	(0.10)	(0.02)

Total distributions	(0.16)		(0.33)		(0.37)	(0.40)	(0.54)	(0.45)

Net asset value, end of period	$12.64		$12.58		$12.71	$12.32	$12.21	$12.53

Total Return(c)
Based on net asset value	1.78	%(d)	1.63%		6.23%	4.25%	2.13%	4.02%

Ratios to Average Net Assets
Total expenses	0.78	%(e)(f)	0.85	%(f)(g)	0.93%	0.95%	0.99%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.77	%(e)(f)	0.79	%(f)	0.88%	0.88%	0.99%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(h)	0.69	%(e)(f)	0.71	%(f)	0.84%	0.84%	0.91%	0.88%

Net investment income	2.49	%(e)(f)	2.64	%(f)	2.87%	3.28%	3.79%	3.32%

Supplemental Data
Net assets, end of period (000)	$503,917		$438,543		$364,093	$178,774	$111,545	$166,056

Borrowings outstanding, end of period (000)	$101,137		$60,642		$40,310	$69,453	$23,653	$101,940

Portfolio turnover rate	62%		142%		119%	70%	33%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

58	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$12.59		$12.72		$12.33	$12.23	$12.54	$12.48

Net investment income(a)	0.17		0.35		0.38	0.42	0.46	0.44
Net realized and unrealized gain (loss)	0.06		(0.13)		0.39	0.10	(0.21)	0.09

Net increase from investment operations	0.23		0.22		0.77	0.52	0.25	0.53

Distributions:(b)
From net investment income	(0.17)		(0.35)		(0.38)	(0.42)	(0.46)	(0.45)
From net realized gain	—		—		—	—	(0.10)	(0.02)

Total distributions	(0.17)		(0.35)		(0.38)	(0.42)	(0.56)	(0.47)

Net asset value, end of period	$12.65		$12.59		$12.72	$12.33	$12.23	$12.54

Total Return(c)
Based on net asset value	1.85	%(d)	1.78%		6.35%	4.29%	2.36%	4.17%

Ratios to Average Net Assets
Total expenses	0.63	%(e)(f)	0.70	%(f)	0.79%	0.81%	0.84%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.62	%(e)(f)	0.64	%(f)	0.77%	0.77%	0.84%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.54	%(e)(f)	0.56	%(f)	0.72%	0.73%	0.76%	0.74%

Net investment income	2.66	%(e)(f)	2.78	%(f)	3.06%	3.39%	3.94%	3.48%

Supplemental Data
Net assets, end of period (000)	$122,970		$126,274		$139,805	$143,879	$154,845	$177,677

Borrowings outstanding, end of period (000)	$101,137		$60,642		$40,310	$69,453	$23,653	$101,940

Portfolio turnover rate	62%		142%		119%	70%	33%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$12.73		$12.33	$12.23	$12.54	$12.48

Net investment income(a)	0.11		0.24		0.27	0.31	0.36	0.32
Net realized and unrealized gain (loss)	0.06		(0.13)		0.40	0.10	(0.21)	0.09

Net increase from investment operations	0.17		0.11		0.67	0.41	0.15	0.41

Distributions:(b)
From net investment income	(0.12)		(0.24)		(0.27)	(0.31)	(0.36)	(0.33)
From net realized gain	—		—		—	—	(0.10)	(0.02)

Total distributions	(0.12)		(0.24)		(0.27)	(0.31)	(0.46)	(0.35)

Net asset value, end of period	$12.65		$12.60		$12.73	$12.33	$12.23	$12.54

Total Return(c)
Based on net asset value	1.32	%(d)	0.87%		5.51%	3.38%	1.44%	3.23%

Ratios to Average Net Assets
Total expenses	1.54	%(e)(f)	1.61	%(f)(g)	1.70%	1.72%	1.75%	1.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.52	%(e)(f)	1.54	%(f)	1.64%	1.64%	1.75%	1.72%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(h)	1.44	%(e)(f)	1.46	%(f)	1.60%	1.60%	1.67%	1.64%

Net investment income	1.74	%(e)(f)	1.89	%(f)	2.14%	2.52%	3.03%	2.56%

Supplemental Data
Net assets, end of period (000)	$115,032		$112,978		$103,993	$67,789	$65,203	$92,635

Borrowings outstanding, end of period (000)	$101,137		$60,642		$40,310	$69,453	$23,653	$101,940

Portfolio turnover rate	62%		142%		119%	70%	33%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

60	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$12.60		$12.73		$12.33	$12.23	$12.54	$12.48

Net investment income(a)	0.15		0.29		0.32	0.36	0.40	0.38
Net realized and unrealized gain (loss)	0.04		(0.13)		0.40	0.10	(0.21)	0.09

Net increase from investment operations	0.19		0.16		0.72	0.46	0.19	0.47

Distributions:(b)
From net investment income	(0.14)		(0.29)		(0.32)	(0.36)	(0.40)	(0.39)
From net realized gain	—		—		—	—	(0.10)	(0.02)

Total distributions	(0.14)		(0.29)		(0.32)	(0.36)	(0.50)	(0.41)

Net asset value, end of period	$12.65		$12.60		$12.73	$12.33	$12.23	$12.54

Total Return(c)
Based on net asset value	1.52	%(d)	1.27%		5.90%	3.76%	1.85%	3.65%

Ratios to Average Net Assets
Total expenses	1.16	%(e)(f)	1.21	%(f)	1.30%	1.32%	1.34%	1.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.11	%(e)(f)	1.14	%(f)	1.27%	1.27%	1.34%	1.31%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	1.04	%(e)(f)	1.06	%(f)	1.23%	1.23%	1.26%	1.24%

Net investment income	2.31	%(e)(f)	2.27	%(f)	2.56%	2.89%	3.44%	2.98%

Supplemental Data
Net assets, end of period (000)	$2,606		$2,760		$15,180	$15,873	$17,320	$22,054

Borrowings outstanding, end of period (000)	$101,137		$60,642		$40,310	$69,453	$23,653	$101,940

Portfolio turnover rate	62%		142%		119%	70%	33%	51%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.05		$11.38		$11.01	$11.09	$11.22	$11.26

Net investment income(a)	0.19		0.39		0.40	0.41	0.43	0.43
Net realized and unrealized gain (loss)	0.08		(0.33)		0.37	(0.08)	(0.13)	(0.02)

Net increase (decrease) from investment operations	0.27		0.06		0.77	0.33	0.30	0.41

Distributions from net investment income(b)	(0.20)		(0.39)		(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$11.12		$11.05		$11.38	$11.01	$11.09	$11.22

Total Return(c)
Based on net asset value	2.45	%(d)	0.56%		7.13%	2.93%	2.89%	3.56%

Ratios to Average Net Assets
Total expenses	0.81	%(e)	0.80	%(f)	0.81%	0.84%	0.83%	0.83%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.63	%(e)	0.66	%(f)	0.75%	0.77%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.55	%(e)	0.61	%(f)	0.72%	0.74%	0.76%	0.78%

Net investment income	3.37	%(e)	3.51	%(f)	3.58%	3.62%	4.04%	3.74%

Supplemental Data
Net assets, end of period (000)	$156,566		$141,585		$135,174	$115,135	$109,182	$120,851

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

62	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.05		$11.38		$11.01	$11.09	$11.22	$11.26

Net investment income(a)	0.18		0.36		0.38	0.39	0.42	0.41
Net realized and unrealized gain (loss)	0.07		(0.32)		0.38	(0.08)	(0.14)	(0.01)

Net increase (decrease) from investment operations	0.25		0.04		0.76	0.31	0.28	0.40

Distributions from net investment income(b)	(0.18)		(0.37)		(0.39)	(0.39)	(0.41)	(0.44)

Net asset value, end of period	$11.12		$11.05		$11.38	$11.01	$11.09	$11.22

Total Return(c)
Based on net asset value	2.32	%(d)	0.36%		7.00%	2.83%	2.78%	3.47%

Ratios to Average Net Assets
Total expenses	1.08	%(e)	1.05	%(f)	1.05%	1.04%	1.04%	1.03%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.88	%(e)	0.86	%(f)	0.87%	0.86%	0.90%	0.89%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.80	%(e)	0.82	%(f)	0.84%	0.84%	0.87%	0.87%

Net investment income	3.16	%(e)	3.27	%(f)	3.43%	3.53%	3.94%	3.64%

Supplemental Data
Net assets, end of period (000)	$8,094		$9,594		$10,514	$17,654	$17,881	$19,388

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.06		$11.39		$11.02	$11.10	$11.23	$11.27

Net investment income(a)	0.18		0.37		0.38	0.39	0.42	0.41
Net realized and unrealized gain (loss)	0.07		(0.33)		0.38	(0.08)	(0.14)	(0.01)

Net increase (decrease) from investment operations	0.25		0.04		0.76	0.31	0.28	0.40

Distributions from net investment income(b)	(0.18)		(0.37)		(0.39)	(0.39)	(0.41)	(0.44)

Net asset value, end of period	$11.13		$11.06		$11.39	$11.02	$11.10	$11.23

Total Return(c)
Based on net asset value	2.32	%(d)	0.36%		6.99%	2.83%	2.78%	3.47%

Ratios to Average Net Assets
Total expenses	1.00	%(e)	0.99	%(f)	0.99%	0.98%	0.99%	0.97%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.88	%(e)	0.86	%(f)	0.87%	0.86%	0.90%	0.89%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.80	%(e)	0.82	%(f)	0.84%	0.84%	0.87%	0.87%

Net investment income	3.22	%(e)	3.29	%(f)	3.44%	3.52%	3.93%	3.64%

Supplemental Data
Net assets, end of period (000)	$74,886		$77,920		$81,164	$66,469	$45,073	$53,521

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

64	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.07		$11.39		$11.02	$11.10	$11.23	$11.27

Net investment income(a)	0.19		0.38		0.40	0.41	0.43	0.43
Net realized and unrealized gain (loss)	0.06		(0.32)		0.37	(0.08)	(0.13)	(0.02)

Net increase (decrease) from investment operations	0.25		0.06		0.77	0.33	0.30	0.41

Distributions from net investment income(b)	(0.19)		(0.38)		(0.40)	(0.41)	(0.43)	(0.45)

Net asset value, end of period	$11.13		$11.07		$11.39	$11.02	$11.10	$11.23

Total Return(c)
Based on net asset value	2.30	%(d)	0.59%		7.12%	2.95%	2.93%	3.62%

Ratios to Average Net Assets
Total expenses	0.85	%(e)	0.83	%(f)	0.83%	0.83%	0.83%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.73	%(e)	0.72	%(f)	0.75%	0.74%	0.75%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.65	%(e)	0.68	%(f)	0.72%	0.72%	0.72%	0.72%

Net investment income	3.37	%(e)	3.43	%(f)	3.57%	3.65%	4.09%	3.80%

Supplemental Data
Net assets, end of period (000)	$21,444		$22,697		$26,092	$29,707	$31,338	$34,941

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.05		$11.38		$11.00	$11.08	$11.21	$11.25

Net investment income(a)	0.14		0.28		0.30	0.31	0.34	0.33
Net realized and unrealized gain (loss)	0.07		(0.33)		0.38	(0.08)	(0.14)	(0.02)

Net increase (decrease) from investment operations	0.21		(0.05)		0.68	0.23	0.20	0.31

Distributions from net investment income(b)	(0.14)		(0.28)		(0.30)	(0.31)	(0.33)	(0.35)

Net asset value, end of period	$11.12		$11.05		$11.38	$11.00	$11.08	$11.21

Total Return(c)
Based on net asset value	1.93	%(d)	(0.41)%		6.28%	2.04%	1.99%	2.68%

Ratios to Average Net Assets
Total expenses	1.75	%(e)	1.73	%(f)	1.73%	1.73%	1.73%	1.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.63	%(e)	1.62	%(f)	1.64%	1.63%	1.67%	1.66%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	1.55	%(e)	1.57	%(f)	1.61%	1.61%	1.64%	1.64%

Net investment income	2.47	%(e)	2.53	%(f)	2.67%	2.75%	3.16%	2.87%

Supplemental Data
Net assets, end of period (000)	$28,687		$29,276		$30,810	$28,614	$26,429	$30,139

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

66	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.05		$11.38		$11.01	$11.09	$11.22	$11.26

Net investment income(a)	0.15		0.33		0.34	0.35	0.38	0.38
Net realized and unrealized gain (loss)	0.08		(0.33)		0.37	(0.08)	(0.13)	(0.02)

Net increase (decrease) from investment operations	0.23		—		0.71	0.27	0.25	0.36

Distributions from net investment income(b)	(0.16)		(0.33)		(0.34)	(0.35)	(0.38)	(0.40)

Net asset value, end of period	$11.12		$11.05		$11.38	$11.01	$11.09	$11.22

Total Return(c)
Based on net asset value	2.14	%(d)	(0.01)%		6.59%	2.43%	2.41%	3.10%

Ratios to Average Net Assets
Total expenses	1.38	%(e)	1.32	%(f)	1.32%	1.33%	1.32%	1.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.23	%(e)	1.23	%(f)	1.26%	1.25%	1.26%	1.25%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	1.15	%(e)	1.18	%(f)	1.23%	1.23%	1.23%	1.23%

Net investment income	2.74	%(e)	2.92	%(f)	3.05%	3.14%	3.58%	3.29%

Supplemental Data
Net assets, end of period (000)	$1,346		$1,403		$7,815	$7,981	$8,594	$10,070

Borrowings outstanding, end of period (000)	$16,419		$9,281		$9,281	$7,231	$7,231	$7,610

Portfolio turnover rate	23%		21%		7%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.21		$11.58	$11.31	$11.21	$11.54	$11.60

Net investment income(a)	0.22		0.46	0.46	0.46	0.47	0.49
Net realized and unrealized gain (loss)	(0.11)		(0.37)	0.27	0.10	(0.33)	(0.06)

Net increase from investment operations	0.11		0.09	0.73	0.56	0.14	0.43

Distributions from net investment income(b)	(0.23)		(0.46)	(0.46)	(0.46)	(0.47)	(0.49)

Net asset value, end of period	$11.09		$11.21	$11.58	$11.31	$11.21	$11.54

Total Return(c)
Based on net asset value	0.99	%(d)	0.81%	6.59%	5.02%	1.50%	3.71%

Ratios to Average Net Assets
Total expenses	0.94	%(e)	0.95%	0.87%	0.87%	0.87%	0.92%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.75	%(e)	0.78%	0.79%	0.78%	0.78%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	0.55	%(e)	0.61%	0.71%	0.71%	0.71%	0.71%

Net investment income	3.97	%(e)	4.05%	4.04%	4.01%	4.39%	4.16%

Supplemental Data
Net assets, end of period (000)	$344,905		$298,557	$327,314	$321,896	$311,954	$397,618

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

68	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.59	$11.31	$11.22	$11.54	$11.60

Net investment income(a)	0.21		0.43	0.44	0.44	0.45	0.46
Net realized and unrealized gain (loss)	(0.10)		(0.37)	0.28	0.09	(0.32)	(0.05)

Net increase from investment operations	0.11		0.06	0.72	0.53	0.13	0.41

Distributions from net investment income(b)	(0.22)		(0.43)	(0.44)	(0.44)	(0.45)	(0.47)

Net asset value, end of period	$11.11		$11.22	$11.59	$11.31	$11.22	$11.54

Total Return(c)
Based on net asset value	0.96	%(d)	0.59%	6.50%	4.73%	1.41%	3.53%

Ratios to Average Net Assets
Total expenses	1.14	%(e)	1.13%	1.12%	1.04%	1.04%	1.10%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(e)	1.00%	0.97%	0.96%	0.96%	1.00%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	0.80	%(e)	0.83%	0.89%	0.89%	0.89%	0.89%

Net investment income	3.68	%(e)	3.84%	3.85%	3.83%	4.20%	3.97%

Supplemental Data
Net assets, end of period (000)	$1,544		$1,427	$1,217	$8,636	$7,422	$7,973

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.59	$11.32	$11.23	$11.55	$11.61

Net investment income(a)	0.21		0.43	0.44	0.44	0.46	0.46
Net realized and unrealized gain (loss)	(0.10)		(0.37)	0.27	0.09	(0.33)	(0.05)

Net increase from investment operations	0.11		0.06	0.71	0.53	0.13	0.41

Distributions from net investment income(b)	(0.22)		(0.43)	(0.44)	(0.44)	(0.45)	(0.47)

Net asset value, end of period	$11.11		$11.22	$11.59	$11.32	$11.23	$11.55

Total Return(c)
Based on net asset value	0.96	%(d)	0.59%	6.40%	4.73%	1.41%	3.53%

Ratios to Average Net Assets
Total expenses	1.10	%(e)	1.11%	1.04%	1.02%	1.02%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00	%(e)	1.00%	0.97%	0.96%	0.96%	1.00%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	0.80	%(e)	0.83%	0.89%	0.89%	0.89%	0.89%

Net investment income	3.66	%(e)	3.83%	3.85%	3.83%	4.20%	3.97%

Supplemental Data
Net assets, end of period (000)	$96,943		$130,405	$88,994	$64,720	$55,500	$61,553

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

70	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.60	$11.33	$11.23	$11.55	$11.61

Net investment income(a)	0.21		0.45	0.46	0.46	0.47	0.49
Net realized and unrealized gain (loss)	(0.09)		(0.38)	0.27	0.10	(0.32)	(0.06)

Net increase from investment operations	0.12		0.07	0.73	0.56	0.15	0.43

Distributions from net investment income(b)	(0.23)		(0.45)	(0.46)	(0.46)	(0.47)	(0.49)

Net asset value, end of period	$11.11		$11.22	$11.60	$11.33	$11.23	$11.55

Total Return(c)
Based on net asset value	1.03	%(d)	0.66%	6.57%	5.00%	1.57%	3.69%

Ratios to Average Net Assets
Total expenses	0.95	%(e)	0.94%	0.87%	0.86%	0.86%	0.89%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.85	%(e)	0.85%	0.81%	0.80%	0.80%	0.84%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	0.65	%(e)	0.68%	0.73%	0.73%	0.73%	0.73%

Net investment income	3.81	%(e)	3.99%	4.02%	4.00%	4.37%	4.14%

Supplemental Data
Net assets, end of period (000)	$14,462		$15,266	$16,030	$16,548	$17,823	$21,169

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.22		$11.59	$11.32	$11.22	$11.55	$11.61

Net investment income(a)	0.16		0.35	0.35	0.35	0.37	0.37
Net realized and unrealized gain (loss)	(0.11)		(0.37)	0.27	0.10	(0.33)	(0.05)

Net increase (decrease) from investment operations	0.05		(0.02)	0.62	0.45	0.04	0.32

Distributions from net investment income(b)	(0.17)		(0.35)	(0.35)	(0.35)	(0.37)	(0.38)

Net asset value, end of period	$11.10		$11.22	$11.59	$11.32	$11.22	$11.55

Total Return(c)
Based on net asset value	0.49	%(d)	(0.17)%	5.57%	4.01%	0.53%	2.73%

Ratios to Average Net Assets
Total expenses	1.84	%(e)	1.84%	1.76%	1.75%	1.76%	1.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.75	%(e)	1.76%	1.76%	1.74%	1.75%	1.78%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	1.55	%(e)	1.59%	1.68%	1.68%	1.67%	1.67%

Net investment income	2.91	%(e)	3.08%	3.07%	3.04%	3.42%	3.20%

Supplemental Data
Net assets, end of period (000)	$33,467		$33,427	$34,195	$28,972	$24,647	$32,733

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

72	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.21		$11.58	$11.31	$11.21	$11.54	$11.60

Net investment income(a)	0.19		0.39	0.40	0.39	0.42	0.42
Net realized and unrealized gain (loss)	(0.11)		(0.37)	0.27	0.10	(0.34)	(0.05)

Net increase from investment operations	0.08		0.02	0.67	0.49	0.08	0.37

Distributions from net investment income(b)	(0.20)		(0.39)	(0.40)	(0.39)	(0.41)	(0.43)

Net asset value, end of period	$11.09		$11.21	$11.58	$11.31	$11.21	$11.54

Total Return(c)
Based on net asset value	0.69	%(d)	0.23%	6.01%	4.45%	0.95%	3.15%

Ratios to Average Net Assets
Total expenses	1.46	%(e)	1.44%	1.36%	1.35%	1.35%	1.37%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.35	%(e)	1.36%	1.34%	1.33%	1.33%	1.37%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(f)	1.15	%(e)	1.19%	1.26%	1.26%	1.26%	1.26%

Net investment income	3.31	%(e)	3.47%	3.49%	3.46%	3.84%	3.62%

Supplemental Data
Net assets, end of period (000)	$1,573		$1,575	$4,528	$4,735	$5,460	$7,386

Borrowings outstanding, end of period (000)	$64,724		$59,064	$49,627	$46,127	$46,127	$81,102

Portfolio turnover rate	9%		18%	19%	18%	11%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016		2015		2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.57		$11.79		$11.24		$11.35		$11.41	$11.36

Net investment income(a)	0.16		0.31		0.31		0.32		0.32	0.35
Net realized and unrealized gain (loss)	0.05		(0.07)		0.55		(0.07)		0.04	0.11

Net increase from investment operations	0.21		0.24		0.86		0.25		0.36	0.46

Distributions:(b)
From net investment income	(0.17)		(0.31)		(0.31)		(0.32)		(0.33)	(0.36)
From net realized gain	—		(0.15)		—		(0.04)		(0.09)	(0.05)

Total distributions	(0.17)		(0.46)		(0.31)		(0.36)		(0.42)	(0.41)

Net asset value, end of period	$11.61		$11.57		$11.79		$11.24		$11.35	$11.41

Total Return(c)
Based on net asset value	1.82	%(d)	2.13%		7.76%		2.13%		3.28%	4.02%

Ratios to Average Net Assets
Total expenses	0.78	%(e)(f)	0.74	%(f)	0.72	%(f)	0.69	%(f)	0.73%	0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.73	%(e)(f)	0.69	%(f)	0.67	%(f)	0.64	%(f)	0.68%	0.65%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.57	%(e)(f)	0.57	%(f)	0.59	%(f)	0.59	%(f)	0.65%	0.62%

Net investment income	2.83	%(e)(f)	2.71	%(f)	2.69	%(f)	2.82	%(f)	2.95%	3.04%

Supplemental Data
Net assets, end of period (000)	$4,150,751		$3,512,455		$3,197,986		$2,186,540		$953,869	$425,281

Borrowings outstanding, end of period (000)	$594,145		$526,645		$412,485		$298,790		$130,985	$35,179

Portfolio turnover rate	75%		171%		174%		185%		200%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

74	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016		2015		2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.56		$11.78		$11.23		$11.35		$11.41	$11.36

Net investment income(a)	0.15		0.29		0.28		0.28		0.30	0.32
Net realized and unrealized gain (loss)	0.06		(0.07)		0.55		(0.07)		0.03	0.11

Net increase from investment operations	0.21		0.22		0.83		0.21		0.33	0.43

Distributions:(b)
From net investment income	(0.16)		(0.29)		(0.28)		(0.29)		(0.30)	(0.33)
From net realized gain	—		(0.15)		—		(0.04)		(0.09)	(0.05)

Total distributions	(0.16)		(0.44)		(0.28)		(0.33)		(0.39)	(0.38)

Net asset value, end of period	$11.61		$11.56		$11.78		$11.23		$11.35	$11.41

Total Return(c)
Based on net asset value	1.80	%(d)	1.92%		7.62%		1.81%		3.04%	3.75%

Ratios to Average Net Assets
Total expenses	0.99	%(e)(f)	0.95	%(f)	0.94	%(f)	0.92	%(f)	0.96%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.94	%(e)(f)	0.90	%(f)	0.89	%(f)	0.87	%(f)	0.91%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.78	%(e)(f)	0.78	%(f)	0.80	%(f)	0.82	%(f)	0.88%	0.88%

Net investment income	2.54	%(e)(f)	2.50	%(f)	2.47	%(f)	2.59	%(f)	2.73%	2.77%

Supplemental Data
Net assets, end of period (000)	$1,192,185		$1,049,555		$1,111,770		$801,753		$283,506	$238,482

Borrowings outstanding, end of period (000)	$594,145		$526,645		$412,485		$298,790		$130,985	$35,179

Portfolio turnover rate	75%		171%		174%		185%		200%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016		2015		2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.56		$11.79		$11.23		$11.35		$11.41	$11.36

Net investment income(a)	0.16		0.31		0.30		0.31		0.32	0.34
Net realized and unrealized gain (loss)	0.06		(0.09)		0.56		(0.09)		0.03	0.11

Net increase from investment operations	0.22		0.22		0.86		0.22		0.35	0.45

Distributions:(b)
From net investment income	(0.17)		(0.30)		(0.30)		(0.30)		(0.32)	(0.35)
From net realized gain	—		(0.15)		—		(0.04)		(0.09)	(0.05)

Total distributions	(0.17)		(0.45)		(0.30)		(0.34)		(0.41)	(0.40)

Net asset value, end of period	$11.61		$11.56		$11.79		$11.23		$11.35	$11.41

Total Return(c)
Based on net asset value	1.87	%(d)	1.98%		7.78%		1.94%		3.19%	3.91%

Ratios to Average Net Assets
Total expenses	0.86	%(e)(f)	0.81	%(f)	0.79	%(f)	0.78	%(f)	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.80	%(e)(f)	0.76	%(f)	0.74	%(f)	0.73	%(f)	0.76%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	0.64	%(e)(f)	0.64	%(f)	0.66	%(f)	0.68	%(f)	0.73%	0.72%

Net investment income	2.69	%(e)(f)	2.64	%(f)	2.65	%(f)	2.70	%(f)	2.89%	2.97%

Supplemental Data
Net assets, end of period (000)	$29,781		$30,691		$33,472		$34,264		$37,708	$44,121

Borrowings outstanding, end of period (000)	$594,145		$526,645		$412,485		$298,790		$130,985	$35,179

Portfolio turnover rate	75%		171%		174%		185%		200%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

76	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Year Ended May 31,
			2017		2016		2015		2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$11.56		$11.79		$11.23		$11.35		$11.41	$11.36

Net investment income(a)	0.10		0.20		0.20		0.20		0.22	0.23
Net realized and unrealized gain (loss)	0.06		(0.08)		0.56		(0.08)		0.03	0.11

Net increase from investment operations	0.16		0.12		0.76		0.12		0.25	0.34

Distributions:(b)
From net investment income	(0.11)		(0.20)		(0.20)		(0.20)		(0.22)	(0.24)
From net realized gain	—		(0.15)		—		(0.04)		(0.09)	(0.05)

Total distributions	(0.11)		(0.35)		(0.20)		(0.24)		(0.31)	(0.29)

Net asset value, end of period	$11.61		$11.56		$11.79		$11.23		$11.35	$11.41

Total Return(c)
Based on net asset value	1.41	%(d)	1.05%		6.80%		1.03%		2.26%	2.98%

Ratios to Average Net Assets
Total expenses	1.77	%(e)(f)	1.72	%(f)	1.70	%(f)	1.69	%(f)	1.72%	1.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.71	%(e)(f)	1.67	%(f)	1.65	%(f)	1.64	%(f)	1.66%	1.66%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees(g)	1.55	%(e)(f)	1.55	%(f)	1.57	%(f)	1.58	%(f)	1.64%	1.63%

Net investment income	1.77	%(e)(f)	1.73	%(f)	1.72	%(f)	1.80	%(f)	1.98%	2.03%

Supplemental Data
Net assets, end of period (000)	$255,544		$251,966		$262,800		$205,674		$120,840	$135,599

Borrowings outstanding, end of period (000)	$594,145		$526,645		$412,485		$298,790		$130,985	$35,179

Portfolio turnover rate	75%		171%		174%		185%		200%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Registrant	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 and C1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional and Service Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes		None
Investor C1 Shares	No		No	(d)	None

(a)	Investor A Shares may be subject to a contingent deferred sales change (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	Investor A1 Shares are subject to a maximum sales charge on purchases. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.
(c)	Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders, and for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.
(d)	CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders, and for California Municipal Opportunities Fund only, fee based programs previously approved by the Fund.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a Fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

78	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for semi-annual financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to the fund. A fund typically invests the cash received in additional municipal bonds.

80	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates or the Liquidity Provider, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended November 30, 2017, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts (a)	Liability for TOB Trust Certificates (b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$233,512,995	$101,137,182	0.97% -1.21%	$74,536,233	1.51%
New Jersey Municipal Bond	28,776,176	16,418,726	0.96% -1.11%	13,938,352	1.60
Pennsylvania Municipal Bond	125,179,458	64,723,674	0.98% -1.22%	64,319,241	1.51
Strategic Municipal Opportunities	999,621,457	594,144,951	0.97% -1.21%	554,022,000	1.50

(a)	The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as a TOB Residuals holder, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.
(b)	TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at November 30, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at November 30, 2017.

For the six months ended November 30, 2017, the following table is a summary of Pennsylvania Municipal Bond’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Interest Rate on Loan at Period End	Average Loan Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loan
Pennsylvania Municipal Bond	—	—	$80,101	0.78%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust, on behalf of its Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
First $1 Billion	0.38%	0.52%	0.52%	0.55%
$1 Billion — $3 Billion	0.36	0.49	0.49	0.52
$3 Billion — $5 Billion	0.34	0.47	0.47	0.50
$5 Billion — $10 Billion	0.33	0.45	0.45	0.48
Greater than $10 Billion	0.32	0.44	0.44	0.47

Prior to June 12, 2017, the annual rates as a percentage of average daily net assets, for New Jersey Municipal Bond and Pennsylvania Municipal Bond were as follows:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.550%
$500 Million — $1 Billion	0.525
Greater than $1 Billion	0.500

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees
	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Service	—%	0.25%	0.25%	—%
Investor A	0.25	0.25	0.25	0.25
Investor A1	0.10	0.10	0.10	0.10
Investor C	0.25	0.25	0.25	0.25
Investor C1	0.25	0.25	0.25	—

	Distribution Fees
	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35	0.35	0.35	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Service	Investor A	Investor A1	Investor C	Investor C1	Total
California Municipal Opportunities	$—	$585,285	$62,745	$573,369	$7,732	$1,229,131
New Jersey Municipal Bond	10,745	97,918	11,009	145,972	3,946	269,590
Pennsylvania Municipal Bond..	1,861	162,141	7,503	167,728	4,586	343,819
Strategic Municipal Opportunities	—	1,397,682	15,191	1,259,970	—	2,672,843

82	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2017, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent— class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
New Jersey Municipal Bond	$73,167	$2,071	$—	$75,238
Pennsylvania Municipal Bond	249,287	—	13	249,300
Strategic Municipal Opportunities	370,819	—	—	370,819

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended November 30, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Total
California Municipal Opportunities	$608	$—	$846	$840	$302	$36	$2,632
New Jersey Municipal Bond	242	604	362	242	165	29	1,644
Pennsylvania Municipal Bond	366	24	545	242	183	17	1,377
Strategic Municipal Opportunities	3,459	—	2,969	165	968	—	7,561

For the six months ended November 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Total
California Municipal Opportunities	$158,883	$—	$61,230	$22,951	$23,003	$1,137	$267,204
New Jersey Municipal Bond	88,601	5,775	22,705	6,018	8,390	794	132,283
Pennsylvania Municipal Bond	234,116	795	40,973	4,554	8,624	688	289,750
Strategic Municipal Opportunities	1,328,023	—	183,846	7,133	69,846	—	1,588,848

Other Fees: For the six months ended November 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor A	$6,448	$2,064	$8,320	$24,136

For the six months ended November 30, 2017, affiliates received CDSCs as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Investor A	$81,648	$13,244	$70	$133,781
Investor C	8,482	1,319	1,187	13,735
Investor C1	430	—	—	—

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.05% of the Fund’s average daily net assets through September 30, 2018. For the six months ended November 30, 2017, the Manager waived $1,304,668, which is included in fees waived by the Manager in the Statements of Operations.

With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended November 30, 2017, the amounts waived were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Amount waived	$38,306	$2,851	$1,562	$99,480

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended November 30, 2017, the amount waived with respect to Strategic Municipal Opportunities was $48,183.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements  (unaudited) (continued)

In addition, the following Funds had a waiver of investment advisory fees, which are included in fees waived by the Manager in the Statements of Operations. For the six months ended November 30, 2017, the amounts were as follows:

	New Jersey Municipal Bond	Pennsylvania Municipal Bond
Amount waived	$89,573	$90,272

For the six months ended November 30, 2017, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Amount reimbursed	$6,954	$1,647	$2,745	$27,999

With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond
Institutional	0.44%	0.55%	0.55%
Service	—	0.80	0.80
Investor A	0.69	0.80	0.80
Investor A1	0.54	0.65	0.65
Investor C	1.44	1.55	1.55
Investor C1	1.04	1.15	1.15

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2018, unless approved by the Board, including a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the six months ended November 30, 2017, the amounts included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations were as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Total
California Municipal Opportunities	$61,422	$—	$4,475	$6,277	$7,772	$599	$80,545
New Jersey Municipal Bond	88,600	5,742	22,705	6,018	8,250	624	131,939
Pennsylvania Municipal Bond	234,115	795	40,971	4,554	8,537	543	289,515

With respect to the contractual expense limitation for California Municipal Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed the current expenses limitation of that share class or the expenses limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and
(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended November 30, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by California Municipal Opportunities:

Fund level	$9,810
Institutional	6,269
Investor A	7,014
Investor A1	689
Investor C	891
Investor C1	78

84	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

On November 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement for California Municipal Opportunities are as follows:

	Expiring May 31,
	2018	2019	2020
Fund Level	$174,820	$2,422	$—
Institutional	—	117,351	61,422
Investor A	47,229	30,197	4,475
Investor A1	—	7,389	6,277
Investor C	23,163	23,309	7,772
Investor C1	—	1,307	599

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1⁄3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended November 30, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Purchases	$1,201,780,129	$85,285,728	$75,625,934	$5,427,576,548
Sales	890,086,944	68,508,030	49,044,959	4,220,779,029

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended May 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of May 31, 2017, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond
No expiration date [1]	$11,263,629	$4,445,403	$12,484,897
2018	—	260,363	6,928,880
2019	—	243,757	720,781

Total	$11,263,629	$4,949,523	$20,134,558

[1]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements  (unaudited) (continued)

As of November 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

.	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
Tax cost	$1,552,752,518	$272,550,998	$464,340,647	$5,621,809,748
Gross unrealized appreciation	$44,854,230	$18,740,991	$27,634,534	$140,590,219
Gross unrealized depreciation	(9,292,438)	(1,124,587)	(2,821,558)	(60,977,441)

Net unrealized appreciation	$35,561,792	$17,616,404	$24,812,976	$79,612,778

9.	BANK BORROWINGS

Each Trust, on behalf of its Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. During the six months ended November 30, 2017, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund’s portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds the TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in TOB Trust may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various U.S. federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

86	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds

Concentration Risk: Each Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Fund’s portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, California Municipal Opportunities invested a significant portion of its assets in securities in the country, city, special district and school district sector. New Jersey Municipal Bond invested a significant portion of its assets in securities in the transportation sector. Pennsylvania Municipal Bond invested a significant portion of its assets in securities in the health sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/17		Year Ended 05/31/17
BlackRock California Municipal Opportunities Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	24,381,648	$308,572,139	28,865,057	$360,325,567
Shares issued in reinvestment of distributions	680,855	8,609,328	969,524	12,127,996
Shares redeemed	(3,895,789)	(49,263,319)	(20,169,028)	(249,297,882)

Net increase	21,166,714	$267,918,148	9,665,553	$123,155,681

Investor A
Shares sold	9,208,138	$116,493,408	18,621,482	$233,737,891
Shares issued in reinvestment of distributions	432,727	5,466,742	779,981	9,740,842
Shares redeemed	(4,621,916)	(58,465,122)	(13,188,294)	(163,427,704)

Net increase	5,018,949	$63,495,028	6,213,169	$80,051,029

Investor A1
Shares sold	29	$367	6,001	$73,252
Shares issued in reinvestment of distributions	78,043	986,650	172,143	2,153,624
Shares redeemed	(383,418)	(4,856,627)	(1,138,922)	(14,160,503)

Net decrease	(305,346)	$(3,869,610)	(960,778)	$(11,933,627)

Investor C
Shares sold	1,230,710	$15,577,054	3,183,343	$40,199,173
Shares issued in reinvestment of distributions	72,980	922,617	151,650	1,894,300
Shares redeemed	(1,180,797)	(14,946,574)	(2,537,054)	(31,561,277)

Net increase	122,893	$1,553,097	797,939	$10,532,196

Investor C1
Shares sold	—	$—	8,732	$104,651
Shares issued in reinvestment of distributions	2,334	29,498	14,134	176,672
Shares redeemed	(15,479)	(195,157)	(996,564)	(12,508,061)

Net decrease	(13,145)	$(165,659)	(973,698)	$(12,226,738)

Total Net Increase	25,990,065	$328,931,004	14,742,185	$189,578,541

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 11/30/17		Year Ended 05/31/17
BlackRock New Jersey Municipal Bond Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,792,806	$19,987,769	3,012,071	$33,234,227
Shares issued in reinvestment of distributions	120,677	1,340,465	197,465	2,192,733
Shares redeemed	(643,291)	(7,150,902)	(2,280,358)	(25,141,264)

Net increase	1,270,192	$14,177,332	929,178	$10,285,696

Service
Shares sold	64,379	$719,100	20,710	$233,529
Shares issued in reinvestment of distributions	10,485	116,460	21,240	236,298
Shares redeemed	(214,934)	(2,383,593)	(97,979)	(1,080,214)

Net decrease	(140,070)	$(1,548,033)	(56,029)	$(610,387)

Investor A
Shares sold	847,075	$9,437,466	2,793,384	$31,242,740
Shares issued in reinvestment of distributions	108,116	1,201,767	221,928	2,469,516
Shares redeemed	(1,269,738)	(14,188,926)	(3,098,603)	(33,929,659)

Net decrease	(314,547)	$(3,549,693)	(83,291)	$(217,403)

Investor A1
Shares sold	3,534	$39,365	180	$1,878
Shares issued in reinvestment of distributions	22,221	247,107	48,363	538,571
Shares redeemed	(150,627)	(1,670,451)	(287,936)	(3,165,455)

Net decrease	(124,872)	$(1,383,979)	(239,393)	$(2,625,006)

Investor C
Shares sold	201,134	$2,237,489	593,796	$6,679,875
Shares issued in reinvestment of distributions	28,149	312,551	59,687	663,097
Shares redeemed	(298,108)	(3,319,383)	(712,626)	(7,835,613)

Net decrease	(68,825)	$(769,343)	(59,143)	$(492,641)

Investor C1
Shares sold	—	$—	155	$2,876
Shares issued in reinvestment of distributions	1,825	20,270	11,744	130,630
Shares redeemed	(7,695)	(85,573)	(571,780)	(6,315,261)

Net decrease	(5,870)	$(65,303)	(559,881)	$(6,181,755)

Total Net Increase (Decrease)	616,008	$6,860,981	(68,559)	$158,504

BlackRock Pennsylvania Municipal Bond Fund
Institutional
Shares sold	5,978,670	$66,840,444	4,017,028	$45,084,560
Shares issued in reinvestment of distributions	152,438	1,701,297	272,091	3,070,811
Shares redeemed	(1,682,856)	(18,824,927)	(5,914,920)	(65,885,863)

Net increase (decrease)	4,448,252	$49,716,814	(1,625,801)	$(17,730,492)

Service
Shares sold	21,369	$239,472	41,299	$457,434
Shares issued in reinvestment of distributions	2,535	28,333	4,134	46,635
Shares redeemed	(12,036)	(134,708)	(23,214)	(259,749)

Net increase	11,868	$133,097	22,219	$244,320

Investor A
Shares sold	1,749,628	$19,589,507	6,710,766	$75,384,448
Shares issued in reinvestment of distributions	203,732	2,277,739	296,914	3,349,694
Shares redeemed	(4,847,463)	(54,243,857)	(3,062,192)	(34,145,560)

Net increase (decrease)	(2,894,103)	$(32,376,611)	3,945,488	$44,588,582

Investor A1
Shares sold	—	$—	3,664	$40,444
Shares issued in reinvestment of distributions	14,238	159,210	29,253	330,484
Shares redeemed	(72,712)	(814,881)	(54,955)	(620,597)

Net decrease	(58,474)	$(655,671)	(22,038)	$(249,669)

88	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 11/30/17		Year Ended 05/31/17
BlackRock Pennsylvania Municipal Bond Fund (continued)	Shares	Amount	Shares	Amount
Investor C
Shares sold	218,554	$2,446,735	596,572	$6,784,307
Shares issued in reinvestment of distributions	42,336	473,022	84,893	957,825
Shares redeemed	(226,944)	(2,540,217)	(651,782)	(7,288,612)

Net increase	33,946	$379,540	29,683	$453,520

Investor C1
Shares sold	—	$—	1	$(623)
Shares issued in reinvestment of distributions	2,442	27,269	9,031	101,894
Shares redeemed	(1,202)	(13,468)	(259,499)	(2,907,536)

Net increase (decrease)	1,240	$13,801	(250,467)	$(2,806,265)

Total Net Increase	1,542,729	$17,210,970	2,099,084	$24,499,996

BlackRock Strategic Municipal Opportunities Fund
Institutional
Shares sold	75,362,952	$876,026,859	151,651,863	$1,746,026,913
Shares issued in reinvestment of distributions	3,474,235	40,337,230	8,300,347	95,202,034
Shares redeemed	(25,037,397)	(290,896,193)	(127,480,304)	(1,447,116,250)

Net increase	53,799,790	$625,467,896	32,471,906	$394,112,697

Investor A
Shares sold	19,977,782	$232,096,652	44,596,115	$515,978,173
Shares issued in reinvestment of distributions	1,183,073	13,774,236	3,421,509	39,205,471
Shares redeemed	(9,221,850)	(107,167,487)	(51,565,269)	(587,198,317)

Net increase (decrease)	11,939,005	$138,703,401	(3,547,645)	$(32,014,673)

Investor A1
Shares sold	1	$31	16	$189
Shares issued in reinvestment of distributions	23,723	275,342	69,316	794,778
Shares redeemed	(112,396)	(1,305,522)	(254,520)	(2,927,015)

Net decrease	(88,672)	$(1,030,149)	(185,188)	$(2,132,048)

Investor C
Shares sold	2,307,657	$26,831,146	6,081,454	$70,927,867
Shares issued in reinvestment of distributions	184,930	2,146,812	636,732	7,284,795
Shares redeemed	(2,268,691)	(26,338,698)	(7,221,094)	(82,564,968)

Net increase (decrease)	223,896	$2,639,260	(502,908)	$(4,352,306)

Total Net Increase	65,874,019	$765,780,408	28,236,165	$355,613,670

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid short-term capital gain and long-term capital gain distributions in the following amounts per share on December 11, 2017 to shareholders of record on December 7, 2017:

	From Net Short-Term Realized Gain	From Net Long-Term Realized Gain
California Municipal Opportunities:
Institutional	$0.000066	$0.040199
Investor A	0.000066	0.040199
Investor A1	0.000066	0.040199
Investor C	0.000066	0.040199
Investor C1	0.000066	0.040199
New Jersey Municipal Bond:
Institutional	0.001907	—
Investor A	0.001907	—
Investor A1	0.001907	—
Investor C	0.001907	—
Investor C1	0.001907	—
Pennsylvania Municipal Bond:
Institutional	0.000807	—
Investor A	0.000807	—
Investor A1	0.000807	—
Investor C	0.000807	—
Investor C1	0.000807	—

90	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of each Trust.

Investment Adviser	Transfer Agent
BlackRock Advisors, LLC	BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809	Wilmington, DE 19809

Accounting Agent and Custodian	Distributor
State Street Bank and Trust Company	BlackRock Investments, LLC
Boston, MA 02111	New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	91

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds, may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

92	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	93

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S&P	S&P Global Ratings
S/F	Single-Family
SPDR	Standard & Poor’s Depository Receipts

94	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MUNI4-11/17-SAR

Item 2 –	Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC's General Counsel, and retains the alternative option of anonymous reporting following "whistleblower" policies. Other non- material changes were also made in connection with this amendment. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: February 2, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: February 2, 2018

3